Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FLTX
Entity Registrant Name	FLEETMATICS GROUP PLC
Entity Central Index Key	0001526160
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	34,584,868

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash	$ 100,087		$ 8,615
Restricted cash	64		592
Accounts receivable, net of allowances of $887 and $1,237 at December 31, 2012 and 2011, respectively	8,871		5,376
Deferred tax assets	8,402		8,343
Prepaid expenses and other current assets	10,371		5,425
Total current assets	127,795		28,351
Property and equipment, net	41,132	[1]	26,848	[1]
Goodwill	24,879		24,879
Intangible assets, net	7,013		9,341
Deferred tax assets, net	1,084		4,298
Other assets	8,722		5,859
Total assets	210,625		99,576
Current liabilities:
Accounts payable	9,115		5,398
Accrued expenses and other current liabilities	11,764		12,382
Deferred revenue	17,087		18,679
Current portion of long-term debt	1,250		750
Total current liabilities	39,216		37,209
Deferred revenue	8,931		7,741
Accrued income taxes	14,559		17,825
Long-term debt, net of discount of $556 and $449 at December 31, 2012 and 2011, respectively	22,881		16,301
Other liabilities	4,016		726
Total liabilities	89,603		79,802
Commitments and contingencies (Note 17)
Redeemable convertible preferred shares, €0.01375178 par value for Series A and B shares, €0.01 par value for Series C shares; 34,634,734 shares authorized; no shares issued and outstanding at December 31, 2012; 34,634,734 shares issued and outstanding at December 31, 2011 (aggregate liquidation value of $127,520 at December 31, 2011)			130,839
Shareholders' deficit:
Additional paid-in capital	227,990		2,017
Accumulated other comprehensive income	626		560
Accumulated deficit	(108,283)		(113,691)
Total shareholders' equity (deficit)	121,022		(111,065)
Total liabilities, redeemable convertible preferred shares and shareholders' equity (deficit)	210,625		99,576
Ordinary Shares
Shareholders' deficit:
Common shares, value	660		20
Deferred Shares
Shareholders' deficit:
Common shares, value	$ 29		$ 29

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Ordinary Shares EUR (€)	Dec. 31, 2011 Ordinary Shares EUR (€)	Dec. 31, 2012 Deferred Shares EUR (€)	Dec. 31, 2011 Deferred Shares EUR (€)
Allowance for Doubtful Accounts Receivable	$ 887	$ 1,237
Long-term debt, discount	556	449
Redeemable convertible preferred shares, shares authorized	34,634,734	34,634,734
Redeemable convertible preferred shares, shares issued	0	34,634,734
Redeemable convertible preferred shares, shares outstanding	0	34,634,734
Redeemable convertible preferred shares, aggregate liquidation value		$ 127,520
Common shares, par value			€ 0.015	€ 0.015	€ 0.01	€ 0.01
Common shares, shares authorized			66,666,663	66,666,663	5,000,004	2,230,330
Common shares, shares issued			34,584,868	1,497,150	2,230,334	2,230,330
Common shares, shares outstanding			34,584,868	1,497,150	2,230,334	2,230,330

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Subscription revenue	$ 127,451	[1]	$ 92,317	[1]	$ 64,690	[1]
Cost of subscription revenue	35,507		28,631		22,941
Gross profit	91,944		63,686		41,749
Operating expenses:
Sales and marketing	41,138		33,391		20,447
Research and development	7,379		6,021		4,061
General and administrative	31,047		18,309		14,628
Total operating expenses	79,564		57,721		39,136
Income from operations	12,380		5,965		2,613
Interest income (expense), net	(2,075)		(2,386)		(1,012)
Foreign currency transaction gain (loss), net	(24)		155		(907)
Loss on extinguishment of debt	(934)
Other income (expense), net	(32)
Income before income taxes	9,315		3,734		694
Provision for income taxes	3,907		865		1,430
Net income (loss)	5,408		2,869		(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)		(446)		(418)
Modification of redeemable convertible preferred shares					(6,542)
Net income attributable to participating securities			(2,294)
Net income (loss) attributable to ordinary shareholders	$ 5,073		$ 129		$ (7,696)
Net income (loss) per share attributable to ordinary shareholders:
Basic	$ 0.58		$ 0.09		$ (0.77)
Diluted	$ 0.5		$ 0.08		$ (0.77)
Weighted average ordinary shares outstanding:
Basic	8,822,169		1,497,150		10,051,274
Diluted	10,084,580		2,077,592		10,051,274

[1]	Subscription revenue represents sales to external customers based on the location of the customer.

Consolidated Statements of Redeemable Convertible Preferred Shares and Shareholders' Equity (Deficit) In Thousands, except Share data	Total USD ($)	Converted ordinary shares USD ($)	Initial public offering USD ($)	Conversion of redeemable convertible preferred shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Converted ordinary shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Conversion of redeemable convertible preferred shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Series B Redeemable Convertible Preferred Shares USD ($)	Series A, B and C Redeemable Convertible Preferred Shares Series C Redeemable Convertible Preferred Shares USD ($)	Ordinary Shares USD ($)	Ordinary Shares Converted ordinary shares USD ($)	Ordinary Shares Initial public offering USD ($)	Ordinary Shares Conversion of redeemable convertible preferred shares USD ($)	Deferred Shares USD ($)	Deferred Shares	Additional Paid-In Capital USD ($)	Additional Paid-In Capital Initial public offering USD ($)	Additional Paid-In Capital Conversion of redeemable convertible preferred shares USD ($)	Note Receivable from Officer USD ($)	Accumulated Other Comprehensive Income (loss) USD ($)	Retained Earnings USD ($)	Retained Earnings Converted ordinary shares USD ($)
Balances at Dec. 31, 2009	$ (55,946)				$ 37,778					$ 210						$ 1,072			$ (146)	$ (236)	$ (56,846)
Balances (in shares) at Dec. 31, 2009					8,908,904					11,082,997
Share-based compensation	149															149
Accretion of redeemable convertible preferred shares to redemption value	(418)				418											(412)					(6)
Modification of Series A redeemable convertible preferred shares	(6,542)				6,542											(883)					(5,659)
Exercises of stock options for ordinary shares (in shares)										607,500
Exercises of stock options for ordinary shares	20									12						8
Issuance of shares								18,153	13,987					29		(29)
Issuance of shares (in shares)								6,150,095	4,285,714					2,230,330
Excess tax benefits from share-based awards	266															266
Accrued interest income and foreign currency adjustment on note receivable from officer	3																		3
Issuance of shares upon conversion of convertible securities (in shares)						15,290,021					(10,193,347)
Issuance of shares upon conversion of convertible securities	53,515	(53,515)				53,515					(202)											(53,313)
Foreign currency translation adjustments, net of tax of $0	1,205																			1,205
Net income (loss)	(736)																				(736)
Balances at Dec. 31, 2010	(115,514)				130,393					20				29		171			(143)	969	(116,560)
Balances (in shares) at Dec. 31, 2010					34,634,734					1,497,150				2,230,330
Share-based compensation	2,292															2,292
Accretion of redeemable convertible preferred shares to redemption value	(446)				446											(446)
Accrued interest income and foreign currency adjustment on note receivable from officer	(9)																		(9)
Collection of note receivable from officer	152																		152
Foreign currency translation adjustments, net of tax of $0	(409)																			(409)
Net income (loss)	2,869																				2,869
Balances at Dec. 31, 2011	(111,065)				130,839					20				29		2,017				560	(113,691)
Balances (in shares) at Dec. 31, 2011					34,634,734					1,497,150				2,230,330
Share-based compensation	2,422															2,422
Accretion of redeemable convertible preferred shares to redemption value	(335)				335											(335)
Exercises of stock options for ordinary shares (in shares)										184,335
Exercises of stock options for ordinary shares	305									4						301
Issuance of shares			93,313									121					93,192
Issuance of shares (in shares)												6,250,000		4
Excess tax benefits from share-based awards	(266)															(266)
Issuance of shares upon conversion of convertible securities (in shares)							(34,634,734)						26,653,383
Issuance of shares upon conversion of convertible securities				131,174			(131,174)						515					130,659
Foreign currency translation adjustments, net of tax of $0	66																			66
Net income (loss)	5,408																				5,408
Balances at Dec. 31, 2012	$ 121,022									$ 660				$ 29		$ 227,990				$ 626	$ (108,283)
Balances (in shares) at Dec. 31, 2012										34,584,868				2,230,334

Consolidated Statements of Redeemable Convertible Preferred Shares and Shareholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares
Issuance of shares, value per share	$ 3.09	$ 3.5
Issuance of shares, issuance costs	$ 851	$ 1,013

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 5,408	$ 2,869	$ (736)
Other comprehensive income:
Foreign currency translation adjustment, net of tax of $0	66	(409)	1,205
Total comprehensive income (loss)	66	(409)	1,205
Comprehensive income	$ 5,474	$ 2,460	$ 469

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 5,408	$ 2,869	$ (736)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of property and equipment	9,547	7,581	7,397
Amortization of capitalized in-vehicle devices owned by customers	668	344	36
Amortization of intangible assets	2,332	3,349	317
Amortization of deferred commissions, other deferred costs and debt discount	4,986	3,855	2,806
Provision for (benefit from) deferred tax assets	6,528	1,788	(741)
Provision for accounts receivable allowances	1,509	990	814
Unrealized foreign currency transaction (gain) loss	38	(178)	908
Loss on disposal of property and equipment and other assets	2,182	954	413
Share-based compensation	2,422	2,292	149
Loss on extinguishment of debt, non-cash portion	405
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	(4,979)	(3,460)	(1,248)
Prepaid expenses and other current and long-term assets	(11,630)	(7,211)	(3,507)
Accounts payable, accrued expenses and other current liabilities	1,229	2,194	7,684
Accrued income taxes	(3,266)	(1,015)	1,826
Deferred revenue	(489)	(12,547)	(7,455)
Net cash provided by (used in) operating activities	16,890	1,805	8,663
Cash flows from investing activities:
Purchases of property and equipment	(25,221)	(15,083)	(9,377)
Capitalization of internal-use software costs	(883)	(686)	(380)
Acquisition of SageQuest, Inc., net of cash acquired			(36,424)
Net increase in restricted cash	528	(387)	(104)
Net cash used in investing activities	(25,576)	(16,156)	(46,285)
Cash flows from financing activities:
Proceeds from issuance of redeemable convertible preferred shares, net of issuance costs			32,140
Proceeds from issuance of Senior Secured Notes, net of discount			16,810
Proceeds from issuance of Term Loan, net of discount and issuance costs	23,549
Proceeds from exercise of stock options	305		20
Proceeds from borrowings under Revolving Credit Facility	8,286
Payments of borrowings under Revolving Credit Facility	(8,286)
Proceeds from initial public offering, net of offering costs	94,667
Excess tax benefits from share-based awards	(266)		266
Collection of note receivable from officer		152
Payments of Senior Secured Notes	(17,500)
Payments of capital lease obligations	(369)	(139)
Net cash provided by (used in) financing activities	100,386	13	49,236
Effect of exchange rate changes on cash	(228)	(101)	(166)
Net increase (decrease) in cash	91,472	(14,439)	11,448
Cash, beginning of period	8,615	23,054	11,606
Cash, end of period	100,087	8,615	23,054
Supplemental disclosure of cash flow information:
Cash paid for interest	1,913	2,251	754
Cash paid for income taxes	1,841	243	267
Supplemental disclosure of non-cash financing and investing activities:
Accretion of redeemable convertible preferred shares to redemption value	335	446	418
Acquisition of property and equipment through capital leases	31	1,152
Additions to property and equipment included in accounts payable at the balance sheet dates	2,173	1,276	750
Initial public offering costs included in accounts payable at the balance sheet dates	1,354
Issuance of Series C redeemable convertible preferred shares upon conversion of ordinary shares			53,515
Modification of redeemable convertible preferred shares			$ 6,542

Nature of the Business	12 Months Ended
Dec. 31, 2012
Nature of the Business

1. Nature of the Business

Fleetmatics Group PLC (the “Company”) is a public limited company incorporated in the Republic of Ireland. On September 21, 2012, the company changed its corporate structure from a private limited company to a public limited company. On that date, the Company became the holding company of FleetMatics Group Limited (a private limited company incorporated in 2004 in the Republic of Ireland) and its subsidiaries by way of a share-for-share exchange in which the shareholders of FleetMatics Group Limited exchanged their shares in FleetMatics Group Limited for identical shares in Fleetmatics Group PLC. Upon the exchange, the historical consolidated financial statements of Fleetmatics Group Limited became the historical consolidated financial statements of Fleetmatics Group PLC.

The Company is a leading global provider of fleet management solutions delivered as software-as-a-service (“SaaS”). Its mobile software platform enables businesses to meet the challenges associated with managing their local fleets of commercial vehicles and improve productivity by extracting actionable business intelligence from vehicle and driver behavioral data. The Company offers Web-based and mobile solutions that provide fleet operators with visibility into vehicle location, fuel usage, speed and mileage and other insights into their mobile workforce, enabling them to reduce operating and capital costs, as well as increase revenue. New customers for the Company’s SaaS offering typically enter into initial 36-month, non-cancelable subscription agreements, with amounts generally billed and due monthly; however, some customers prepay all or part of their contractual obligations quarterly, annually or for the full contract term in exchange for a prepayment discount that is reflected in the pricing of the contract.

The Company has experienced earnings volatility since inception and, as of December 31, 2012 had an accumulated deficit of approximately $108,300. The Company believes that its cash, projected cash flows from operations and funds available under its financing facilities existing as of December 31, 2012 (see Note 10) will be sufficient to meet its working capital and capital expenditure requirements for at least twelve months from the most recent balance sheet date.

On September 21, 2012, the Company effected a 1-for-1.5 reverse stock split of its ordinary shares (including the number of shares authorized and par value) and a proportional adjustment to the existing conversion ratio for each series of Preferred Shares. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred share conversion ratios.

Initial Public Offering	12 Months Ended
Dec. 31, 2012
Initial Public Offering

2. Initial Public Offering

On October 11, 2012, the Company completed an initial public offering (“IPO”) of its ordinary shares, which resulted in the sale of 6,250,000 ordinary shares by the Company and 2,734,375 ordinary shares by other selling shareholders at a price of $17.00 per ordinary share. The Company received net proceeds from the IPO of $93,313, based upon the price of $17.00 per ordinary share and after deducting underwriting discounts and commissions and offering costs paid by the Company. The Company received no proceeds from the sale of ordinary shares by the selling shareholders. Upon the closing of the IPO, all of the Company’s outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

3. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries after elimination of all significant intercompany accounts and transactions. All dollar amounts in the financial statements and in the notes to the consolidated financial statements, except share and per share amounts, are stated in thousands of U.S. dollars unless otherwise indicated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingencies at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the estimated average customer relationship period that is used for recognizing the deferred revenue of up-front fees and for amortizing the related deferred costs of in-vehicle devices, the valuation of accounts receivable and share-based awards, the assessment of amounts qualifying for capitalization as internal-use software, the valuation of assets and liabilities acquired in business combinations, the useful lives of intangible assets and property and equipment, the assessment of goodwill and long-lived assets for impairment, and the accounting for income taxes, including uncertain tax positions and the valuation of net deferred tax assets. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from the Company’s estimates.

Fair Value Measurements

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable, is used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of accounts receivable, accounts payable and accrued expenses and other liabilities approximate fair value due to the short-term nature of these assets and liabilities. The fair value of the Company’s Term Loan (see Note 10) as of December 31, 2012 approximated its $25,000 face value, as estimated by the Company using a discounted cash flow analysis, reflecting a discount rate of 4.5% (a Level 3 measure of fair value).

Restricted Cash

The Company is a party to various credit card and merchant services agreements under which it has pledged a continuing security interest in related deposit accounts in order to secure payment and performance of its obligations under the agreements. These restrictions may be lifted by the Company at will by canceling the agreements or reducing the lines of credit under these agreements. As of December 31, 2012 and 2011, $64 and $592, respectively, has been classified as restricted cash in the consolidated balance sheets related to these arrangements.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at their original invoice amounts less an allowance for doubtful collections based on estimated losses resulting from the inability or unwillingness of customers to make required payments. The allowance is estimated at each reporting period based upon historical loss patterns, the number of days that billings are past due and an evaluation of the potential risk of loss associated with specific delinquent accounts. The Company also considers any changes to the financial condition of its customers and any other external market factors that could impact the collectibility of its receivables in the determination of its allowance for doubtful accounts.

Concentration of Credit Risk and of Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and trade accounts receivable. Although the Company maintains its cash balances with accredited financial institutions, the Company had substantially all cash balances at financial institutions without or in excess of federally insured limits at December 31, 2012 and 2011. The Company does not believe it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

No individual customer accounted for more than 10% of total subscription revenue for the years ended December 31, 2012 and 2011, and no individual customer accounted for more than 10% of net accounts receivable at December 31, 2012 and 2011.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is recognized using the straight-line method over the following estimated useful lives:

In-vehicle devices—installed	4–6 years
Computer equipment	3 years
Internal-use software	3 years
Furniture and fixtures	4–6 years
Leasehold improvements	Shorter of life of lease or estimated useful life

For in-vehicle devices of which the Company retains ownership after they are installed in a customer’s fleet, the cost of the in-vehicle devices (including installation and shipping costs) is capitalized as property and equipment. The Company depreciates these assets on a straight-line basis over their expected useful lives of four to six years, beginning upon completion of installation. Related depreciation expense is recorded in cost of subscription revenue. If a customer subscription agreement is canceled or expires prior to the end of the expected useful life of the in-vehicle device, the carrying value of the asset is depreciated in full with expense immediately recorded as cost of subscription revenue. Before installation in a customer’s fleet, in-vehicle devices of which the Company retains ownership are recorded within property and equipment (referred to as In-vehicle devices—uninstalled), but are not depreciated. Should an installed device require replacement, the cost of the replacement part or device is expensed and recorded as cost of subscription revenue when provided.

At each reporting period, the Company tests in-vehicle devices—installed for realizability through a review of customer accounts to identify (i) any significant changes in the financial condition of its customers, (ii) any customers who are past due on subscription payments owed and could become a credit risk, and (iii) any customers whose contract will be expiring without a follow-on renewal prior to the end of the estimated useful life of the in-vehicle device. If an impairment of the value of the in-vehicle device is identified, the carrying value of the in-vehicle device is depreciated in full, with expense immediately recorded as cost of subscription revenue.

Amortization of leasehold improvements is computed on a straight-line basis over the shorter of the lease term or the estimated useful lives of the improvements. Assets held under capital leases are stated at the lesser of the present value of future minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization of assets under capital leases is computed using the straight-line method over the shorter of the estimate useful life of the asset or the period of the related lease. The cost of expenditures for maintenance and repairs of assets is charged to expense as incurred. Upon retirement or sale, the cost and related accumulated depreciation or amortization of assets disposed of are removed from the accounts and any resulting gain or loss is credited or charged to the consolidated statements of operations.

Internal-Use Software

Research and development costs are expensed as incurred, except for certain costs which are capitalized in connection with the development of its internal-use software and website. These capitalized costs are primarily related to the application software that is hosted by the Company and accessed by its customers through the Company’s website. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing performed to ensure the product is ready for its intended use. The Company also capitalizes costs related to specific upgrades and enhancements of this application software when it is probable that the expenditures will result in additional functionality. Maintenance and training costs are expensed as incurred. Capitalized internal-use software costs are recorded as part of property and equipment and are amortized on a straight line basis over an estimated useful life of three years.

Business Combinations

In an acquisition of a business, the Company recognizes separately from goodwill the fair value of assets acquired and the liabilities assumed. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition-date fair values of the assets acquired and liabilities assumed. Transaction costs related to business combinations are expensed as incurred.

In addition, uncertain tax positions assumed and valuation allowances related to the net deferred tax assets acquired in connection with a business combination are estimated as of the acquisition date and recorded as part of the purchase. Thereafter, any changes to these uncertain tax positions and valuation allowances are recorded as part of the provision for income taxes in the consolidated statements of operations.

Goodwill and Other Intangible Assets

The Company records goodwill when the consideration paid in a business acquisition exceeds the fair value of the net tangible assets acquired, identifiable intangible assets acquired and liabilities assumed. Goodwill is not amortized.

Definite-lived intangible assets subject to amortization include customer relationships, trademarks, acquired developed technology, and a patent for the Company’s vehicle tracking system. Intangible assets acquired in a business combination are recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Customer relationships, trademarks and acquired developed technology are amortized over their estimated useful lives, which range from three to nine years, based on the pattern over which the Company expects to consume the economic benefit of each asset, which in general reflects the expected cash flows from each asset. The patent is amortized over its useful life of 20 years on a straight-line basis, as the pattern of consumption of the economic benefit of the asset cannot be reliably determined.

Impairment of Goodwill and Long-Lived Assets

Goodwill is tested for impairment annually or more frequently if events or circumstances occur that indicate an impairment may exist. Factors the Company considers important that could trigger an impairment review include significant underperformance relative to historical or projected operating results, significant changes in the Company’s use of the acquired assets in a business combination or the strategy for its overall business, and significant negative industry or economic trends. The Company performs its annual assessment for impairment of goodwill on October 31 and has determined it has a single reporting unit for testing goodwill for impairment. For purposes of assessing potential impairment, the Company first estimates the fair value of the reporting unit (based on the fair value of the Company’s outstanding ordinary shares) and compares that amount to the carrying value of the reporting unit (as reflected by the total carrying values of the Company’s redeemable convertible preferred shares and shareholders’ equity (deficit). If the Company determines that the carrying value of the reporting unit exceeds its fair value, then the implied fair value of the goodwill is determined in the same manner used to determine the amount of goodwill in a business combination. If the carrying value of goodwill exceeds the implied fair value of the goodwill, an impairment charge is recognized in the amount equal to that excess. No goodwill impairment charges were recorded during the years ended December 31, 2012, 2011, and 2010.

Long-lived assets include property and equipment and definite-lived intangible assets subject to amortization. The Company evaluates its long-lived assets for recoverability whenever events or changes in circumstances indicate that their carrying values may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. To evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. If the carrying value exceeds the sum of the expected undiscounted cash flows, an impairment loss on the long-lived asset to be held and used is recognized based on the excess of the asset’s carrying value over its fair value, determined based on discounted cash flows. Long-lived assets to be disposed of are reported at the lower of carrying value or fair value less cost to sell.

Deferred Offering Costs

The Company capitalizes as other assets in the consolidated balance sheet certain legal, accounting and other third-party fees that are directly associated with in-process equity financings until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity (deficit) as a reduction of the additional paid-in capital generated as a result of the offering. Should an equity financing no longer be considered probable of being consummated, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statement of operations.

Subscription Revenue Recognition

The Company provides access to its software through subscription arrangements whereby the customer is charged a per subscribed-vehicle fee for access for a specified term. Subscription agreements contain multiple service elements and deliverables, including installation of in-vehicle devices, access to the Company’s on-demand software via its website, and support services delivered over the term of the arrangement. Agreements do not provide customers the right to take possession of the software at any time. The Company has determined that the elements of its subscription agreements do not have value to the customer on a standalone basis. As a result, the multiple elements within the subscription agreements do not qualify for treatment as separate units of accounting. Accordingly, the Company accounts for all fees received under its subscription agreements as a single unit of accounting and, except for any up-front fees, recognizes the total fee amount ratably on a daily basis over the term of the subscription agreement. The Company only commences recognition of revenue when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectibility is deemed reasonably assured, and recurring services have commenced. The Company’s initial subscription agreements typically have contract terms of 36 months.

For the limited number of customer arrangements in which title to the in-vehicle devices transfers to the customer upon delivery or installation of the in-vehicle device, the Company receives an up-front fee from the customer. As the in-vehicle devices do not have value to the customer on a standalone basis, the delivery or installation of the in-vehicle devices does not represent the culmination of a separate earning process associated with the payment of the up-front fee. Accordingly, the Company records the amount of the up-front fee as deferred revenue upon invoicing and recognizes that amount as revenue ratably on a daily basis over the estimated average customer relationship period of six years, which is longer than the typical subscription agreement term of 36 months. If a customer permanently ceases use of the Company’s subscription service at any point when a balance of deferred revenue from this up-front payment exists, the Company recognizes the remaining balance of the deferred revenue in the period of notification. Changes in the typical customer contractual term, customer behavior, competition or economic conditions could affect the Company’s estimates of the average customer relationship period. The Company reviews the estimated average customer relationship period on an annual basis and accounts for changes prospectively.

Deferred Revenue

Deferred revenue represents amounts billed to customers or payments received from customers for which revenue has not yet been recognized. Deferred revenue primarily consists of prepayments made by customers for future periods and, to a lesser extent, the unearned portion of monthly billed subscription fees and up-front payments from customers for in-vehicle devices whose ownership transfers to them upon delivery or installation. Prior to 2011, some customer contracts were paid in advance for the full, multiple-year term. Since that time, the Company’s payment terms are typically monthly in advance; however, the Company continues to enable its customers to prepay all or part of their contractual obligations quarterly, annually or for the full contract term in exchange for a prepayment discount that is reflected in the pricing of the contract. As a result, the deferred revenue balance does not represent the total contract value of all multi-year, non-cancelable subscription agreements. In the consolidated balance sheets, deferred revenue that is expected to be recognized within one year is recorded as current deferred revenue while the remaining portion is recorded as non-current deferred revenue.

Deferred Commissions

The Company capitalizes commission costs that are incremental and directly related to the acquisition of customer contracts. The Company pays commissions in full when it receives the initial customer payment for a new subscription or a renewal subscription. Commission costs are capitalized upon payment and are amortized as expense ratably over the term of the related non-cancelable customer contract, in proportion to the recognition of the subscription revenue. If a subscription agreement is terminated, the unamortized portion of any deferred commission cost is recognized as expense immediately.

Commission costs capitalized during the years ended December 31, 2012 and 2011 totaled $6,798 and $5,232, respectively. Amortization of deferred commissions totaled $4,693, $3,556 and $2,609 for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in sales and marketing expense in the consolidated statements of operations. Deferred commission costs, net of amortization, are included in other current and long-term assets in the consolidated balance sheets and totaled $8,893 and $6,764 as of December 31, 2012 and 2011, respectively. Foreign exchange differences also contribute to changes in the net amount of these deferred commission costs.

Capitalized In-Vehicle Device Costs

For the limited number of customer arrangements in which title to the in-vehicle devices transfers to the customer upon delivery or installation of the in-vehicle device (for which the Company receives an up-front fee from the customer), the Company defers the costs of the installed in-vehicle devices (including installation and shipping costs) as they are directly related to the revenue that the Company derives from the sale of the devices and that it recognizes ratably over the estimated average customer relationship period of six years. The Company capitalizes these in-vehicle device costs and amortizes the deferred costs as expense ratably over the estimated average customer relationship period, in proportion to the recognition of the up-front fee revenue.

Costs of in-vehicle devices owned by customers that were capitalized during the years ended December 31, 2012 and 2011 totaled $2,260 and $1,892, respectively. Amortization of these capitalized costs totaled $668, $344, and $36 for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in cost of subscription revenue in the consolidated statements of operations. Capitalized costs related to these in-vehicle devices of which title has transferred to customers, net of amortization, are included in other current and long-term assets in the consolidated balance sheets and totaled $4,149 and $2,558 as of December 31, 2012 and 2011, respectively.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected from each subsidiary and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in its financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon examination by the taxing authorities, based on the technical merits of the position. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The Company has subsidiaries in the United States, Ireland and the United Kingdom. The functional currency for each of the Company’s subsidiaries is the local currency. For those subsidiaries whose functional currency is not the U.S. dollar, assets and liabilities are translated into U.S. dollar equivalents at the exchange rate in effect on the balance sheet date and revenues from customers and expenses incurred are translated into U.S. dollars using the average exchange rate over the period. Resulting currency translation adjustments are recorded in accumulated other comprehensive income (loss) in the consolidated balance sheet. For the years ended December 31, 2012 and 2011, the Company recorded currency translation gains (losses) of $66 and $(409), respectively, as foreign currency translation adjustments within shareholders’ equity (deficit).

The Company also incurs transaction gains and losses resulting from intercompany transactions of a short-term nature as well as transactions with customers or vendors denominated in currencies other than the functional currency of the legal entity in which the transaction is recorded. Assets and liabilities arising from such transactions are translated into the legal entity’s functional currency using the exchange rate in effect at the balance sheet date. Any resulting transaction gains or losses are recorded as foreign currency transaction gain (loss) in the consolidated statements of operations. Net foreign currency transaction gains (losses) of $(24), $155, and $(907) were recorded for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has concluded that its reporting currency is the U.S. dollar because the parent entity has received U.S. dollars upon the issuance of all equity securities to investors, the parent’s cash is held exclusively in U.S. dollar bank accounts, the parent’s intercompany transactions (primarily receivables from subsidiaries) are denominated in U.S. dollars, and a majority of its parent-related expenses are billed by vendors and paid in U.S. dollars.

Share-Based Compensation

The Company measures all stock options and other share-based awards granted to employees and directors at the fair value on the date of grant using the Black-Scholes option-pricing model. The fair value of the awards is recognized as expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. The straight-line method of expense recognition is applied to all awards with service conditions, while the graded-vesting method of expense recognition is applied to all awards with both service and performance conditions. The Company classifies share-based compensation expense in the consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified.

Advertising Expense

Advertising costs are expensed as incurred. Advertising expense was $6,471, $3,632 and $2,094 for the years ended December 31, 2012, 2011 and 2010, respectively, and was included in sales and marketing expense in the consolidated statements of operations.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss), which includes certain changes in shareholders’ deficit that are excluded from net income (loss). For the years ended December 31, 2012, 2011 and 2010, the only item qualifying as other comprehensive income (loss) was foreign currency translation. For purposes of comprehensive income (loss) computations, the Company does not record income tax provisions or benefits for foreign currency translation adjustments as the Company intends to permanently reinvest undistributed earnings of its foreign subsidiaries in the United States and the United Kingdom.

Net Income (Loss) Per Share

Upon the closing of the Company’s IPO on October 11, 2012, all of the Company’s outstanding redeemable convertible preferred shares were converted into ordinary shares. Prior to this conversion, the Company followed the two-class method when computing net income (loss) per share as the Company had issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of ordinary and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s redeemable convertible preferred shares contractually entitled the holders of such shares to participate in dividends, but did not contractually require the holders of such shares to participate in losses of the Company. Accordingly, the two-class method did not apply for periods in which the Company reported a net loss or a net loss attributable to ordinary shareholders resulting from dividends, accretion or modifications to its redeemable convertible preferred shares. The Company reported a net loss attributable to ordinary shareholders for the year ended December 31, 2010.

Basic net income (loss) per share attributable to ordinary shareholders is computed by dividing the net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted net income (loss) per share attributable to ordinary shareholders is computed by dividing the diluted net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares, including potential dilutive ordinary shares assuming the dilutive effect of outstanding stock options and unvested restricted ordinary shares, as determined using the treasury stock method. For periods in which the Company has reported net losses, diluted net loss per ordinary share attributable to ordinary shareholders is the same as basic net loss per ordinary share attributable to ordinary shareholders, since dilutive ordinary shares are not assumed to have been issued if their effect is antidilutive. Diluted net loss per ordinary share attributable to ordinary shareholders is the same as basic net loss per ordinary share attributable to ordinary shareholders for the year ended December 31, 2010.

Segment Data

The Company identifies operating segments as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and performance assessment. The Company defines the term “chief operating decision maker” to be its Chief Executive Officer. The Company has determined it operates in one segment, as its chief operating decision maker reviews financial information presented on only a consolidated basis (without any disaggregated revenue or operating income financial data) for purposes of allocating resources and evaluating financial performance.

Recently Adopted Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which provides companies with two options for presenting comprehensive income. ASU 2011-05 requires companies to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB indefinitely deferred the requirement in ASU 2011-05 to present reclassification adjustments of other comprehensive income by line item on the face of the income statement. However, all other requirements of ASU 2011-05 were effective for the Company on January 1, 2012. As the guidance in ASU 2011-05 relates only to how comprehensive income is disclosed and does not change the items that must be reported as comprehensive income, adoption did not have an effect on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”), which simplifies how companies test goodwill for impairment. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in the goodwill accounting standard. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company had not early adopted ASU 2011-08 and as such it was effective for the Company on January 1, 2012. The adoption of ASU 2011-08 did not have an effect on the Company’s consolidated financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 is intended to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. ASU 2012-02 permits an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test described in Accounting Standards Codification 350. In accordance with ASU 2012-02, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. ASU 2012-02 will become effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. As the Company does not intend to early adopt, the standard will become effective for the Company on January 1, 2013 and the adoption is not expected to have a significant impact on its consolidated financial position, results of operations or cash flows.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred commission costs	$4,602	$3,472
Prepaid taxes	1,962	—
Rebate receivable	766	—
Capitalized costs of in-vehicle devices owned by customers	595	436

	Year Ended December 31,
	2012	2011
Prepaid software license fees and support	382	177
Prepaid subscription service fees	425	689
Other	1,639	651

Total	$10,371	$5,425

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

5. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
In-vehicle devices—installed	$71,110	$51,454
In-vehicle devices—uninstalled	2,843	1,127
Computer equipment	3,984	3,088
Internal-use software	2,393	1,462
Furniture and fixtures	999	579
Leasehold improvements	687	343

Total property and equipment	82,016	58,053
Less: Accumulated depreciation and amortization	(40,884)	(31,205)

Property and equipment, net	$41,132	$26,848

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2012 and 2011 totaled $9,547 and $7,581, respectively, of which $8,744 and $7,111 was recorded in cost of subscription revenue related to depreciation of installed in-vehicle devices and amortization of internal-use software and the remainder was included in various operating expenses. The carrying value of installed in-vehicle devices (including shipping and installation costs), net of accumulated depreciation, was $34,097 and $22,485 at December 31, 2012 and 2011, respectively.

During the years ended December 31, 2012 and 2011, the Company capitalized costs of $883 and $686, respectively, associated with the development of its internal-use software related to its on-demand software accessed by customers via its website and the website itself. Amortization expense of the internal-use software totaled $573 and $336 during the years ended December 31, 2012 and 2011, respectively. The carrying value of capitalized internal-use software was $1,328 and $996 as of December 31, 2012 and 2011, respectively. Foreign exchange differences also contribute to changes in the carrying value of internal-use software.

As of December 31, 2012 and 2011, the gross amount of assets under capital leases totaled $1,121 and $1,067, respectively, and related accumulated amortization totaled $456 and $99, respectively.

During the years ended December 31, 2012 and 2011, the Company expensed $2,150 and $950, respectively, associated with the replacement of installed in-vehicle devices that had become defective. The expense was recorded in cost of subscription revenue and is included in loss on disposal of property and equipment and other assets in the consolidated statements of cash flows.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

As of December 31, 2012 and 2011, the carrying amount of goodwill was $24,879 and resulted from the acquisition of SageQuest in July 2010. The Company completed its annual impairment test of goodwill on October 31, 2012. No impairment of goodwill was recorded during the years ended December 31, 2012, 2011 and 2010.

Intangible assets consisted of the following as of December 31, 2012 and 2011, with gross and net amounts of foreign currency-denominated intangible assets reflected at December 31, 2012 and 2011 exchange rates, respectively:

	December 31, 2012
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(4,554)	$6,546
Acquired developed technology	1,300	(1,104)	196
Trademarks	400	(300)	100
Patent	237	(66)	171

Total	$13,037	$(6,024)	$7,013

	December 31, 2011
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(2,714)	$8,386
Acquired developed technology	1,300	(737)	563
Trademarks	400	(189)	211
Patent	259	(78)	181

Total	$13,059	$(3,718)	$9,341

Amortization expense related to intangible assets was $2,332, $3,349 and $317 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense of $383, $514 and $250 for the years ended December 31, 2012, 2011 and 2010, respectively, was included in the cost of subscription revenues in the consolidated statements of operations, and amortization expense of $1,949, $2,835 and $67 for the years ended December 31, 2012, 2011 and 2010, respectively, was included in sales and marketing expense in the consolidated statements of operations.

The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

Years Ending December 31,
2013	$1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120

Total	$7,013

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets

7. Other Assets

Other assets (non-current) consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred commission costs	$4,290	$3,292
Capitalized costs of in-vehicle devices owned by customers	3,554	2,122
Other	878	445

Total	$8,722	$5,859

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Accrued payroll and related expenses	$4,581	$3,479
Accrued professional fees	2,933	6,765
Accrued income taxes	767	16
Accrued non-income taxes	—	436
Accrued insurance expense	455	120
Other	3,028	1,566

Total	$11,764	$12,382

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities

9. Other Liabilities

Other liabilities (non-current) consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred tax liabilities	$3,327	$—
Capital lease obligations	254	604
Accrued rent	435	122

Total	$4,016	$726

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt

10. Long-term Debt

Senior Secured Notes

In conjunction with the SageQuest acquisition on July 30, 2010, the Company entered into a credit agreement with D.E. Shaw Direct Capital Portfolios, LLC (“DE Shaw”) for $17,500 of senior secured notes (the “Senior Secured Notes”). All of the assets of the Company, inclusive of the SageQuest assets acquired, were used to collateralize the Senior Secured Notes.

Principal amounts under the Senior Secured Notes were payable in monthly installments commencing March 2012 and continuing through the maturity date on July 30, 2014. Prepayment of the Senior Secured Notes would have been required upon (a) the sale of substantially all of the Company’s assets or a change in control upon the sale of equity, (b) the disposition, involuntary or voluntary, of any asset in a single transaction or series of related transactions in excess of $50, subject to permitted reinvestment, (c) a registered firm commitment underwritten public offering by the Company of its ordinary shares resulting in aggregate gross cash proceeds greater than $50,000 and in which the initial price to the public is at least $13.91 per share, as adjusted for any share capital subdivision or consolidation (a “Qualified Public Offering”), and (d) any excess cash flow generated by the Company, defined as (i) positive cash flow from operations, plus (ii) any cash flow from extraordinary receipts, less (iii) repayments of the Senior Secured Notes, less (iv) the unfinanced cash portion of capital expenditures net of any proceeds received from sales of fixed assets (each, a “Prepayment Event”). The maximum prepayment due upon a Prepayment Event would have varied based on the date that the Prepayment Event had occurred: prior to July 30, 2012, 103% of the principal balance plus accrued and unpaid interest would have been due; from July 31, 2012 through July 30, 2013, 101% of the principal balance plus accrued and unpaid interest would have been due; July 31, 2013 and thereafter, 100% of the principal balance plus accrued and unpaid interest would have been due. However, the prepayment would have been limited to the net proceeds generated in the Prepayment Event, except for in the case of excess cash flow. In the case of excess cash flow, the prepayment would have been limited to 50% of such excess cash flow.

The Senior Secured Notes bore interest at a floating rate of one-month LIBOR plus 9.50% per annum (based on actual days), but not less than 12.5%. As of December 31, 2011, the actual interest rate was 12.5%. Interest was payable monthly in arrears, commencing September 1, 2010 until the Senior Secured Notes were repaid in full. In the event of default and until the event of default was cured or waived, the interest rate was to be 2.5% per annum higher than the otherwise applicable interest rate.

On the issuance date, the Senior Secured Notes were recorded in the consolidated balance sheet net of discount of $690, related to fees assessed by the lender at that time. The carrying value of debt was being accreted to the principal amount of the debt by charges to interest expense using the effective-interest method over the four-year term of the Senior Secured Notes to the maturity date. At December 31, 2011, the debt discount balance totaled $449. Accretion amounts recognized as interest expense for the years ended December 31, 2011 and 2010 totaled $170 and $71, respectively.

The credit agreement required the Company to maintain financial covenants, one of which limited the Company’s maximum total leverage ratio (total indebtedness to earnings before interest, taxes, depreciation and amortization and certain other adjustments, as defined by the terms of the Senior Secured Notes agreement). The financial covenants would have become more restrictive in 2012 and 2013. In addition, the Company was required to maintain other affirmative, negative and financial covenants. The Company was not in compliance with certain of the covenants at December 31, 2011. However, the Company received a waiver of noncompliance from DE Shaw through May 31, 2012.

On May 10, 2012, the Company used the proceeds from the $25,000 Term Loan of its Senior Secured Credit Facility to pay in full all amounts due under the Senior Secured Notes, including principal then remaining of $17,063, prepayment premium of $512 and accrued interest. As a result of the early repayment of the Senior Secured Notes, in the year ended December 31, 2012, the Company recorded a loss on extinguishment of debt of $934, comprised of the write-off of unamortized debt discount of $387 and unamortized deferred financing cost of $18, the prepayment premium of $512 paid in cash, and associated legal fees of $17.

Senior Secured Credit Facility

On May 10, 2012, the Company entered into a credit facility with Wells Fargo Capital Finance, LLC consisting of a $25,000 term loan (the “Term Loan”) and a $25,000 revolving line of credit (the “Revolving Credit Facility”), which expires on May 10, 2017 (collectively, the “Senior Secured Credit Facility”). The Senior Secured Credit Facility is collateralized by a senior first lien on all assets and property of the Company. The purpose of the Senior Secured Credit Facility was to repay the outstanding principal of the Senior Secured Notes, which was repaid on May 10, 2012 with proceeds of the $25,000 Term Loan, and to provide an additional source of liquidity to the Company. Borrowings under the Revolving Credit Facility are subject to drawdown limitations based on financial ratios of the Company. To date, no amounts have been borrowed by the Company under the Revolving Credit Facility.

The interest rate on the Term Loan and borrowings under the Revolving Credit Facility is either (a) LIBOR plus 3.5% per annum, but not less than 4.5% per annum, or (b) at our option, subject to certain conditions, base rate plus 2.5% per annum, but not less than 5.5% per annum. Principal due under the Term Loan is payable in quarterly installments commencing on December 31, 2012, with $313 due in 2012, $1,250 due in 2013, $1,406 due in 2014, $2,031 due in 2015, $2,500 due in 2016 and $17,500 due in 2017. All amounts borrowed under the revolving line of credit are due and payable on May 10, 2017. Borrowings under the Senior Secured Credit Facility require a 1% prepayment penalty if the facility is terminated within the first twelve months of the agreement.

On the issuance date of May 10, 2012, the Term Loan was recorded in the consolidated balance sheet net of discount of $651, related to fees assessed by the lender at the time. The carrying value of this debt is being accreted to the principal amount of the debt by charges to interest expense using the effective-interest method over the five-year term of the Term Loan to the maturity date. At December 31, 2012, the debt discount balance totaled $556. Accretion amounts recognized as interest expense for the year ended December 31, 2012 totaled $95. On the issuance date, the Company also capitalized deferred financing costs of $484 related to third-party fees incurred in connection with the Senior Secured Credit Facility. These deferred costs are being amortized through charges to interest expense using the effective-interest method over the five-year term of the Senior Secured Credit Facility to the expiration date. At December 31, 2012, deferred financing cost recorded in other current assets and other assets (non-current) were $106 and $307, and totaled $413. Amortization amounts recognized as interest expense for the year ended December 31, 2012 totaled $71.

The Senior Secured Credit Facility contains financial covenants that, among other things, require the Company to maintain liquidity of at least $10,000, comprised of cash plus availability under borrowings, and limits the Company’s maximum total leverage ratio (total indebtedness with a maturity greater than twelve months to earnings before interest, taxes, depreciation and amortization and certain other adjustments, as defined by the terms of the Senior Secured Credit Facility agreement). The leverage ratio becomes more restrictive in each of 2013 and 2014. The Senior Secured Credit Facility also requires the Company to maintain other affirmative and negative covenants. The Company was in compliance with all such covenants as of December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

11. Income Taxes

The components of income before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland	$7,561	$6,549	$535
Foreign	1,754	(2,815)	159

Income before income taxes	$9,315	$3,734	$694

The components of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision:
Ireland taxes	$1,746	$481	$10
Foreign taxes	(1,829)	(114)	2,138

Total current tax provision (benefit)	(83)	367	2,148

Deferred tax provision (benefit):
Ireland taxes	$79	$1,054	$202
Foreign taxes	3,911	(556)	(920)

Total deferred tax provision (benefit)	3,990	498	(718)

Total provision for income taxes	$3,907	$865	$1,430

A reconciliation of the Ireland statutory corporate income tax rate of 12.5% to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland statutory corporate income tax rate	12.5%	12.5%	12.5%
Income (loss) of Irish non-trading entities	(9.9)	(11.5)	(30.8)
Foreign rate differential	5.1	(20.9)	36.3
Uncertain tax positions	14.8	16.2	133.4
Change in deferred tax asset valuation allowance	17.2	9.8	53.0
Permanent differences	3.5	17.1	35.7
Tax credits	(3.9)	—	(43.4)
Intangible assets basis adjustment	—	—	7.7
Tax law changes	—	—	1.5
Deferred charge on intercompany transaction	3.5	—	—
Other differences	(0.9)	—	—

Effective income tax rate	41.9%	23.2%	205.9%

The Company’s effective income tax rate for the years ended December 31, 2012 and 2011 was 41.9% and 23.2%, respectively, on pre-tax income of $9,315 and $3,734, respectively. The Company’s effective tax rate for the year ended December 31, 2012 was higher than the statutory Irish rate of 12.5% primarily due to the recording of interest and penalties associated with its uncertain tax positions and an increase in the valuation allowance for deferred tax assets related to certain Irish net operating loss carryforwards. The increase associated with these items was partially offset by the release of reserves for uncertain tax positions due to the expiration of a statute of limitations in the United Kingdom, and to research and development credits earned in Ireland. The Company’s effective tax rate for the year ended December 31, 2011 was higher than the statutory Irish rate of 12.5% due primarily to recording of reserves for uncertain tax positions along with related interest and penalties as well as an increase to the valuation allowance for deferred tax assets related to certain net operating loss carryforwards. Those increases to the effective tax rate were partially offset by losses being generated in jurisdictions that have a higher tax rate than the statutory Irish rate for which no valuation was required, as well as the release of certain reserves for uncertain tax positions in non-Irish jurisdictions, due to the expiration of a statute of limitations.

The components of net deferred tax assets and the related valuation allowance were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$6,394	$8,476
Deferred revenue	6,552	7,580
Accrued expenses	1,233	1,559
Reserves and allowances	3,101	1,909
Share-based compensation	925	866
Other	—	261

Total deferred tax assets	18,205	20,651

Deferred tax liabilities:
Acquired intangible assets	(2,426)	(3,298)
Depreciation and amortization	(6,745)	(3,737)
Other	(294)	—

Total deferred tax liabilities	(9,465)	(7,035)

Valuation allowance	(2,581)	(975)

Net deferred tax assets	$6,159	$12,641

Deferred tax assets relating to tax benefits of employee stock option grants have been reduced to reflect exercises in 2012. Some exercises resulted in tax deductions in excess of previously recorded benefits based on the option value at the time of grant (“windfalls”). Although these additional tax benefits or windfalls are reflected in net operating tax loss carryforwards, pursuant to Accounting Standards Codification 718, Compensation-Stock Compensation (“ASC 718”), the additional tax benefit associated with the windfall is not recognized until the deduction reduces taxes payable. Accordingly, since the tax benefit does not reduce our current taxes payable in 2012 due to net operating loss carryforwards, these windfall tax benefits are not reflected in our net operating losses in deferred tax assets for 2012. Windfalls included in net operating loss carryforwards but not reflected in deferred tax assets for 2012 are $826.

As of December 31, 2012 and 2011, the Company had net operating loss carryforwards in the United States of approximately $9,079 and $22,489, respectively, available to reduce future federal taxable income and had approximately $3,971 and $10,657, respectively, available to reduce future state taxable income. The federal net operating loss carryforwards will expire from 2026 through 2031, and the state net operating loss carryforwards will expire from 2017 through 2031. Under certain circumstances, the utilization of these net operating loss carryforwards on an annual basis may be limited under U.S. tax law.

As of December 31, 2012 and 2011, the Company had net operating loss carryforwards in Ireland of approximately $10,323 and $3,899, respectively, available to reduce future taxable income. These net operating loss carryforwards may be carried forward indefinitely, but utilization is limited to the same entity and trades that generated the losses.

As of December 31, 2012 and 2011, the Company had net operating loss carryforwards in the United Kingdom of approximately $2,310 and $3,105, respectively, available to reduce future taxable income. These net operating loss carryforwards may be carried forward indefinitely.

As of December 31, 2012 and 2011, the Company’s net deferred tax asset balances of $6,159 and $12,641, respectively, are primarily related to the Company’s U.S. operations. The Company has concluded, based on the weight of available evidence, that those net deferred tax assets are more likely than not to be realized in the future.

As of December 31, 2012 and 2011, the Company had recorded a valuation allowance of $2,581 and $975, respectively, against its net deferred tax assets in Ireland because the Company believes that it is more likely than not that the tax assets, which consist principally of net operating loss carryforwards, will not be realized. The utilization of these losses is limited to certain types of income being generated by the Company. The increase in the valuation allowance of $1,606 and $368 in 2012 and 2011, respectively, related to the operations in Ireland.

In the normal course of business, the Company and its subsidiaries are subject to examination by various taxing authorities in the United States, Ireland and the United Kingdom. As of December 31, 2012, the Company remains subject to examination in the United States for tax years 2004 through 2012, in Ireland for tax years 2007 through 2012, and in the United Kingdom for tax years 2008 through 2012.

As of December 31, 2012 and 2011, the Company had recorded liabilities for unrecognized tax benefits of $7,276 and $12,348, respectively. During the years ended December 31, 2012 and 2011, the Company recorded as part of its provision for income taxes $1,470 and $1,446, respectively, of interest and penalties related to its unrecognized tax benefits. Accrued income taxes (non-current) recorded in the Company’s consolidated balance sheets as of December 31, 2012 and 2011, of $14,559 and $17,825, respectively, consisted of the liabilities recorded for unrecognized tax benefits of $7,276 and $12,348, respectively, as well as accrued interest and penalties totaling $7,283 and $5,477, respectively.

A reconciliation of the beginning and ending amount of our unrecognized tax benefits, including those that were recorded against related deferred tax assets rather than as liabilities, but excluding amounts for accrued interest and penalties, is as follows:

(in thousands)
Unrecognized tax benefits at January 1, 2011	$18,132
Additions based on tax positions of current year	245
Reductions based on tax positions of prior years	(1,384)
Reductions based on lapse of statute of limitations	(967)

Unrecognized tax benefits at December 31, 2011	16,026
Additions based on tax positions of current year	99
Reductions based on tax positions of prior years	(3,261)
Reductions based on lapse of statute of limitations	(89)

Unrecognized tax benefits at December 31, 2012	$12,775

As of December 31, 2012 and 2011, there were $10,519 and $13,861, respectively, of unrecognized tax benefits that, if recognized, would affect the Company’s provision for income taxes. These amounts include unrecognized tax benefits recorded against related deferred tax assets as well as those recorded as liabilities in the consolidated balance sheets. It is reasonably possible that within the next 12 months our unrecognized tax benefits, exclusive of interest, may decrease by up to $11,290, the majority of which will affect earnings. This is primarily due to statute of limitations expiring for the recognition of these tax benefits of our non-Irish subsidiaries in 2013. As of December 31, 2012, the Company’s foreign subsidiaries in the United States and the United Kingdom had no undistributed earnings.

Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Shares

12. Redeemable Convertible Preferred Shares

The Company issued Series A redeemable convertible preferred shares with a €0.01375178 par value (the “Series A preferred shares”) in July 2008, issued Series B redeemable convertible preferred shares with a €0.01375178 par value (the “Series B preferred shares”) in July 2010, and issued Series C redeemable convertible preferred shares with a €0.01 par value (the “Series C preferred shares”) in November 2010 (collectively, the “Preferred Shares”). The Preferred Shares are classified outside of shareholders’ deficit because the shares contain redemption features that are not solely within the control of the Company. Upon the closing of the Company’s IPO on October 11, 2012, all of the Company’s outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

Preferred Shares consisted of the following at December 31, 2011:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Redemption Value	Carrying Value	Ordinary Shares Issuable upon Conversion
Series A preferred shares	8,908,904	8,908,904	$40,001	$44,626	9,502,830
Series B preferred shares	6,150,095	6,150,095	19,004	18,432	4,100,063
Series C preferred shares	19,575,735	19,575,735	68,515	67,781	13,050,490

	34,634,734	34,634,734	$127,520	$130,839	26,653,383

The holders of the Preferred Shares had the following rights and preferences as of December 31, 2011:

Voting and Other Rights

Each holder of Preferred Shares was entitled to vote together with the holders of ordinary shares and was entitled to the number of votes equal to the number of ordinary shares into which such series of preferred shares could convert on the date of record or the effective date of the vote. In addition, the consent of at least a majority of the holders of Preferred Shares, voting together as a single class, was required to effect certain changes to the Company’s debt and equity structure and to effect certain other events. The consent of at least 75% of the holders of each series of preferred shares was required to effect changes to the rights and preferences of that series, and a vote of at least a majority of holders of the Preferred Shares was required to permit the issuance of any class of shares.

The holders of Preferred Shares had, pro rata with the holders of ordinary shares, (i) the right of first refusal on the Company’s issuance of additional Preferred Shares or ordinary shares, (ii) the right of refusal on a holder’s sale of Preferred Shares or ordinary shares (following the Company’s right of first refusal), and (iii) the right to participate in any sale of ordinary shares (other than ordinary shares that were issued upon conversion of Preferred Shares) to a third-party purchaser, including the right to sell the same percentage of their Preferred Shares, on a fully converted basis, or ordinary shares as the holder who entered into the agreement with the third-party purchaser.

Dividends

The Preferred Shares had no specific dividend rights; however, if dividends are declared, then the holders of the Preferred Shares, participating on a fully converted basis, rank equally with the holders of the ordinary shares with respect to those dividends.

Redemption

The Preferred Shares were redeemable at the option of the holders of at least a majority of the then outstanding shares of Preferred Shares, voting together as a single class on a fully converted basis. The Preferred Shares were redeemable in three annual installments, beginning on the date following the fourth anniversary of the original issue date of the Series C preferred shares (that is, on November 23, 2014) and ending on the date two years from such first redemption date at a price equal to the original issue price of $4.49 for Series A preferred shares, $3.09 for Series B preferred shares and $3.50 per share for Series C preferred shares (each, the “Original Issue Price”).

The difference between the aggregate amount initially recorded for each series of the Preferred Shares and the respective aggregate redemption value of each series of the Preferred Shares was being accreted to the redemption value of each series of Preferred Shares over the period from the date of issuance to the earliest redemption date (as may be adjusted) using the effective-interest method. The issuance of the Series B preferred shares modified the original redemption date of the Series A preferred shares from July 24, 2013 to July 30, 2014. The issuance of the Series C preferred shares modified the redemption dates of both the Series A preferred shares and the Series B preferred shares from July 30, 2014 to November 23, 2014. Upon each change of the redemption date, the effective-interest calculation was adjusted such that the difference between the then carrying value of the Series A preferred shares and Series B preferred shares (as of the dates of the change) and their respective redemption values would be then accreted over the new redemption period to the earliest redemption date of November 23, 2014.

Conversion

Each preferred share was convertible at the option of the holder at any time and all preferred shares mandatorily convert upon the vote of a majority of the holders of Preferred Shares, voting together as a single class on a fully converted basis. Each share of Preferred Shares was convertible into the number of fully paid ordinary shares as determined by dividing the respective Preferred Shares Original Issue Price by the conversion price in effect at the time. The conversion prices of the Series A preferred shares at issuance was $5.904116 and as of December 31, 2010 and 2011 was $4.209375. The conversion price of the Series B preferred shares at issuance and as of December 31, 2010 and 2011 was $4.635. The conversion price of the Series C preferred shares at issuance and as of December 31, 2010 and 2011 was $5.25. The Preferred Shares conversion prices were subject to adjustment in accordance with the Company’s Articles of Association for subsequent stock dividends, stock splits and other recapitalizations. In addition, the Articles of Association include a provision that provides for a reduction in the conversion price if there were subsequent issuances of ordinary shares for consideration per share less than the conversion price, which we refer to as the Conversion Price Protection provision.

Each preferred share automatically converts into ordinary shares at the then effective conversion price immediately upon the closing of the Company’s first underwritten public offering in which the aggregate proceeds raised exceed $50,000 and pursuant to which the initial price to the public is at least $13.91 per share (as adjusted for any share capital subdivision or consolidation). Upon the closing of the Company’s IPO on October 11, 2012, all of the Company’s outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

Liquidation Preference

In the event of any liquidation, dissolution or winding-up of the affairs of the Company, whether voluntary or involuntary, the holders of the then outstanding Preferred Shares were entitled, before any payment is made to the holders of the ordinary shares, to receive an amount per share equal to $4.49 for Series A preferred shares, $3.09 for Series B preferred shares and $3.50 per share for Series C preferred shares (each, the “Liquidation Preference”). In the event that the assets to be distributed are not sufficient to permit payment in full of such liquidation payments, the entire assets of the Company will be distributed ratably in proportion to the liquidation preference of the holders of the Preferred Shares. After the holders of the then outstanding Preferred Shares have been paid in full their liquidation payments, the remaining assets of the Company shall be distributed only to the holders of the ordinary shares on a pro rata basis. In the event of an acquisition or asset transfer, the holder of Preferred Shares were entitled to the distribution of proceeds equal to the greater of the Liquidation Preference or the consideration the holders would receive in a liquidation event had they exercised their conversion privilege immediately prior to such acquisition or asset transfer.

Conversion of Ordinary Shares into Series A Preferred Shares and Series C Preferred Shares

In connection with the issuance of the Series A preferred shares in July 2008 for $25,001 in gross proceeds, certain holders of ordinary shares converted 3,062,833 ordinary shares into 3,340,839 shares of Series A preferred shares and 705,658 deferred shares (see Note 13) and immediately sold the shares of Series A preferred shares for $15,000, or $4.49 per share, to the same investor that purchased the Series A preferred shares from the Company. This Series A preferred shares issued in July 2008 upon conversion of the ordinary shares was recorded by the Company at its fair value of $15,000 (which also equaled its redemption value), with offsetting charges of $72 to par value for the ordinary shares and of $14,928 to accumulated deficit.

In connection with the issuance of Series C preferred shares in November 2010 for $15,000 in gross proceeds, certain holders of ordinary shares converted 10,193,347 ordinary shares into 15,290,021 shares of Series C preferred shares and immediately sold the shares of Series C preferred shares for $53,515, or $3.50 per share, to the same investor that purchased the Series C preferred shares from the Company. This Series C preferred shares issued in November 2010 upon conversion of the ordinary shares was recorded by the Company at its fair value of $53,515 (which also equaled its redemption value), with offsetting charges of $202 to par value for the ordinary shares and of $53,313 to accumulated deficit.

Series A Preferred Shares Modification

In July 2010, the Company issued Series B preferred shares for a price of $3.09 per share. Upon that event and in accordance with the Conversion Price Protection provision provided on the Series A preferred shares conversion price, the Series A preferred shares conversion price per share would have automatically adjusted from $5.904116 to $5.69. However, in connection with the issuance of Series B preferred shares in July 2010, with the approval of shareholders, the Company reduced the conversion price of the Series A preferred shares to be $4.209375 per share. As this conversion price was lower than the conversion price that the holders of Series A preferred shares were otherwise entitled to, the Company determined it had modified the Series A preferred shares instrument. Accordingly, related to this deemed dividend resulting from the modification, the Company recorded a one-time charge to shareholders’ deficit of $6,542, which was comprised of a $883 charge to additional paid-in capital (which depleted the balance of that account to zero) and charge of $5,659 to accumulated deficit. In addition, a corresponding credit of $6,542 was recorded to increase the carrying value of the Series A preferred. The fair value of this modification was derived from the difference between the fair value of the Series A preferred shares immediately before the modification and the fair value of the Series A preferred shares immediately after the modification, using the current-value method as defined by the American Institute of Certified Public Accountants’ guide on Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Upon the accounting for the modification, the carrying value of the Series A preferred shares exceeded its redemption value. Subsequent to the modification, no further accretion of issuance costs was recorded for Series A preferred shares during the years ended December 31, 2011 and 2010.

Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares
Shares

14. Ordinary Shares

Each holder of ordinary shares is entitled to one vote per share. The holders of ordinary shares are not entitled to receive dividends unless declared by the board of directors. The voting, dividend and liquidation rights of the holders of ordinary shares are subject to and qualified by the rights and preferences of the holders of the Preferred Shares. No dividends have been declared through December 31, 2012.

On October 11, 2012, we completed the initial public offering of our ordinary shares, which resulted in the issuance and sale of 6,250,000 ordinary shares by us and the sale of 2,734,375 ordinary shares by selling shareholders at a price of $17.00 per ordinary share. We received net proceeds from the initial public offering of $93,313, based upon the initial public offering price of $17.00 per ordinary share and after deducting underwriting discounts and commissions and offering costs paid by us. We received no proceeds from the sale of ordinary shares by the selling shareholders. Upon the closing of our initial public offering, all of our outstanding redeemable convertible preferred shares converted into 26,653,383 ordinary shares.

In 2006, in connection with the hiring of the Company’s Chief Executive Officer, the Company granted to the officer a stock option for the purchase of 466,666 ordinary shares, which vested over four years, 25% on the first anniversary of the grant date and monthly thereafter over the following 36 months. As permitted by the terms of the award, the officer early-exercised this option and received 466,666 restricted ordinary shares. The exercise price was financed by a full recourse loan made by the Company to the officer (see Note 19). The restricted ordinary shares were subject to (i) a repurchase restriction that allowed the Company the right to repurchase any unvested restricted shares at the lower of the exercise price or the then current fair value upon termination of the officer’s employment and (ii) a restriction on the officer’s ability to sell, transfer or assign unvested restricted shares. As of December 31, 2010, all of the restrictions with respect to the 466,666 ordinary shares had lapsed.

Deferred Shares
Shares

13. Deferred Shares

Deferred shares are non-voting, non-redeemable shares and carry no rights other than a lowest-priority right to share in the capital of the Company upon a winding-up or liquidation. The deferred shares were issued by the Company in order to ensure compliance with an Irish law requirement that no more than 90% of the issued share capital is redeemable and serve no other purpose.

In July 2008, the Company authorized 100,000,215,088 deferred shares with a par value of €0.00000001 per share. At the same time, the Company issued 705,658 deferred shares in lieu of fractional shares to the holders of ordinary shares who converted their ordinary shares into Series A preferred shares (see Note 12). Shortly after, upon the closing of the Series A preferred shares transaction, the 705,658 deferred shares were transferred back to the Company for no consideration. For both the issuance and the reacquisition, the Company ascribed no value to these deferred shares considering that they are non-voting, non-redeemable shares and carry no rights other than a lowest-priority right to share in the capital of the Company upon a winding-up or liquidation, and that they were transferred back to the Company for no consideration.

In July 2010, in connection with the issuance of Series B preferred shares (see Note 12), the Company converted 100,000,000,000 authorized and unissued deferred shares into 100,000 authorized ordinary shares and canceled the remaining 215,088 authorized and unissued deferred shares. As a result, authorized and issued deferred shares were reduced to zero and authorized and unissued ordinary shares were increased by 100,000 shares.

In November 2010, in connection with the issuance of the Series C preferred shares (see Note 12), the Company converted 2,230,330 authorized and unissued ordinary shares into 2,230,330 deferred shares with a par value of €0.01 per share. As a result, 2,230,330 deferred shares with a par value of €0.01 per share were authorized. These deferred shares were issued to the majority shareholder of the Company. The Company ascribed a value of $29 to the deferred shares issued, representing their aggregate par value, considering that they are non-voting, non-redeemable shares and carry no rights other than a €22 (or $29) lowest-priority right to share in the capital of the Company upon a winding-up or liquidation. As of December 31, 2012, there were 5,000,004 deferred shares authorized and 2,230,334 deferred shares issued and outstanding.

Share-Based Awards	12 Months Ended
Dec. 31, 2012
Share-Based Awards

15. Share-Based Awards

2004 Share Option Plan

In 2004, the board of directors adopted and the Company’s shareholders approved the 2004 Share Option Plan (the “2004 Plan”). As amended in July 2010, the 2004 Plan permitted grants of options for the purchase of up to 3,151,369 ordinary shares to be issued to employees, directors and consultants. Under the 2004 Plan, options were to be granted with exercise prices no less than the fair market value per share of the Company’s ordinary shares on the grant date and have a maximum term of seven years. In conjunction with the approval by shareholders of the 2011 Stock Option and Incentive Plan in September 2011, the board of directors voted that no further options shall be granted under the 2004 Plan.

2011 Stock Option and Incentive Plan

In September 2011, the board of directors adopted and the Company’s shareholders approved the 2011 Stock Option and Incentive Plan (the “2011 Plan”). The 2011 Plan permits the Company to make grants of incentive stock options, non-qualified stock options, restricted stock units and cash-based awards at an exercise price no less than the fair market value per share of the Company’s ordinary shares on the grant date and with a maximum term of seven years. These awards may be granted to the Company’s employees and non-employee directors. The Company initially reserved 666,667 ordinary shares for issuance under the 2011 Plan. On May 9, 2012, the Company’s board of directors and shareholders increased the number of ordinary shares reserved for issuance under the 2011 Plan from 666,667 to 1,166,667, and on September 18, 2012 (unaudited), the Company’s board of directors and shareholders increased the number of ordinary shares reserved for issuance under the 2011 Plan by 466,667 shares from 1,166,667 to 1,633,334. In addition, per the terms of the 2011 Plan, ordinary shares previously reserved for issuance under the 2004 Plan that are not needed to fulfill the Company’s obligations for awards as a result of cancelation, forfeiture, expiration or net issuances of awards are to be added to the number of shares available for issuance under the 2011 Plan.

The Company grants share-based awards with employment service conditions only (“service-based” awards) and share-based awards with both employment service and performance conditions (“performance-based” awards). The Company applies the fair value recognition provisions for all share-based awards granted or modified and records compensation costs over the requisite service period of the award based on the grant-date fair value. The straight-line method is applied to all service-based awards granted, while the graded-vesting method is applied to all performance-based awards granted. The requisite service period for service-based awards is generally four years, with restrictions lapsing evenly over the period.

2012 Employee Share Purchase Plan

In September 2012, the Company’s board of directors adopted and its shareholders approved the 2012 Employee Share Purchase Plan, which became effective upon the closing of the Company’s IPO in October 2012. The 2012 Employee Share Purchase Plan authorizes the issuance of up to 400,000 ordinary shares to participating employees.

All employees who have been employed for at least 30 days and whose customary employment is for more than 20 hours per week are eligible to participate in the 2012 Employee Share Purchase Plan. Any employee who owns 5% or more of the voting power or value of ordinary shares is not eligible to purchase shares under the 2012 Employee Share Purchase Plan. The Company will make one or more offerings each year to its employees to purchase shares under the 2012 Employee Share Purchase Plan. The first offering will begin during 2013 and subsequent offerings will usually begin on each May 1 and November 1 and will continue for six-month periods, referred to as offering periods. Each eligible employee may elect to participate in any offering by submitting an enrollment form at least 15 days before the relevant offering date.

Each employee who is a participant in the 2012 Employee Share Purchase Plan may purchase shares by authorizing payroll deductions of up to 15% of his or her base compensation during an offering period. Unless the participating employee has previously withdrawn from the offering, his or her accumulated payroll deductions will be used to purchase ordinary shares on the last business day of the offering period at a price equal to 85% of the fair market value of the ordinary shares on the first business day or the last business day of the offering period, whichever is lower, provided that no more than 2,500 ordinary shares may be purchased by any one employee during each offering period. Under applicable tax rules, an employee may purchase no more than $25 worth of ordinary shares, valued at the start of the purchase period, under the 2012 Employee Share Purchase Plan in any calendar year.

The accumulated payroll deductions of any employee who is not a participant on the last day of an offering period will be refunded. An employee’s rights under the 2012 Employee Share Purchase Plan terminate upon voluntary withdrawal from the plan or when the employee ceases employment with us for any reason.

The 2012 Employee Share Purchase Plan may be terminated or amended by the board of directors at any time. An amendment that increases the number of ordinary shares that are authorized under the 2012 Employee Share Purchase Plan and certain other amendments require the approval of the Company’s shareholders.

Stock Option Valuation

The fair value of each share option grant was estimated on the date of grant using the Black-Scholes option-pricing model. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected term has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options, which represents the average of the contractual term and the weighted average vesting period of the options. Expected volatility has been based on the historical volatility of the Company’s publicly traded peer companies as the Company has historically been a private company and lacks company-specific historical and implied volatility information. Expected dividend yield was based on the Company’s expectation of not paying cash dividends in the foreseeable future. The assumptions used to determine the fair value of stock options granted are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.63%	0.97%
Expected term (in years)	4.1	4.7
Expected volatility	56%	56%
Expected dividend yield	0%	0%

The Company recognizes compensation expense for only the portion of awards that are expected to vest. In developing a forfeiture rate estimate, the Company has considered its historical experience to estimate pre-vesting forfeitures for service-based awards. For performance-based awards, the Company estimates the probability that the performance condition will be met. The impact of a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual forfeiture rate is materially different from the Company’s estimate, the Company may be required to record adjustments to share-based compensation expense in future periods.

As required by the 2004 Plan and the 2011 Plan, the exercise price for awards granted is not to be less than the fair market value of ordinary shares as estimated by the Company’s board of directors as of the date of grant. Prior to the Company’s October 2012 IPO, we valued our ordinary shares by taking into consideration the most recently available valuation of ordinary shares performed by management and the board of directors as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant. In December 2010 and during the first half of 2011, the board of directors granted stock options for the purchase of 1,798,611 and 35,667 ordinary shares, respectively, with a weighted average exercise price of $3.08 per share based on its determination of the value of ordinary shares. In November 2010, certain holders of the ordinary shares converted 10,193,347 ordinary shares into Series C convertible preferred shares on a 1-for-1.5 basis and immediately sold those preferred shares to an outside investor at $3.50 per share (see Note 13). Based on this transaction and solely for the purposes of accounting for share-based compensation for financial statement purposes, in mid-2011, the Company reassessed the fair value of its ordinary shares and determined it to be $5.25 per share as of November 2010 (and through June 2011). As a result, the grant-date fair value of each of the awards granted in December 2010 and in the first half of 2011 was revalued to reflect an underlying ordinary share fair value of $5.25. The difference between the original estimated fair value of $3.08 and the reassessed fair value of $5.25 of the Company’s ordinary shares resulted in an increase of $3,174 and $63 in the aggregate fair value of stock options granted in December 2010 and in first six months of 2011, respectively, which is being and will continue to be recorded as additional compensation expense in the consolidated statements of operations over the requisite service periods of between one and four years.

Stock option activity during the years ended December 31, 2011 and 2012:

	Number of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Years)
Outstanding at December 31, 2010	2,389,444	$2.67	6.1	$6,153
Granted(1)	248,333	$7.26
Exercised	—	$—
Forfeited and canceled	(84,166)	$2.90

Outstanding at December 31, 2011	2,553,611	$3.11	5.3	$15,951
Granted(2)	902,977	$9.76
Exercised	(184,335)	$1.70
Forfeited and canceled	(326,082)	$8.35

Outstanding at December 31, 2012	2,946,171	$4.66	4.2	$60,383

Vested and expected to vest at December 31, 2012	2,835,082	$4.57	4.8	$58,364

Exercisable at December 31, 2012	1,579,209	$3.17	4.2	$34,725

(1)	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.
(2)	On May 9, 2012, the Company’s board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.

During the year ended December 31, 2012, the Company granted service-based stock options for the purchase of 496,088 ordinary shares with a grant-date fair value of $4.52 and granted performance-based stock options for the purchase of 406,889 ordinary shares with a grant-date fair value of $4.50 per share. The vesting of the performance-based stock options was determinable based on achievement of a tiered target of either or both unit sales and annual earnings before interest, taxes, depreciation and amortization (as adjusted) for the year ended December 31, 2012, for which a corresponding amount of shares under the option would become vested. Related to these performance-based stock options, as of December 31, 2012, options for the purchase of 261,573 ordinary shares were expected to vest as a result of achieving the specified performance targets.

During the year ended December 31, 2011, the Company granted service-based stock options for the purchase of 227,666 ordinary shares with a grant-date fair value of $3.75 and granted performance-based stock options for the purchase of 20,667 ordinary shares with a grant-date fair value of $3.02 per share. All of these performance-based stock options were vested as of December 31, 2011.

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s common stock closing price of $25.16 as of December 31, 2012. The aggregate intrinsic values in the table above represent the difference between the exercise prices of the outstanding stock options and the estimated fair value of the Company’s ordinary shares of $9.36 per share on December 31, 2011. The weighted average grant-date fair value of stock options granted was $4.59 per share and $3.69 per share for the years ended December 31, 2012 and 2011, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2012 and 2011 was $2,726 and $0, respectively.

The unrecognized compensation expense associated with stock options outstanding at December 31, 2012 and 2011 was $4,520 and $3,951, respectively, which is expected to be recognized over weighted average periods of 2.3 years and 3.1 years, respectively.

For the years ended December 31, 2012, 2011 and 2010, the Company (i) recognized income tax benefits related to share-based compensation expense of $60, $719 and $45, respectively, as a component in calculating its provision for income taxes and (ii) recorded realized excess tax benefits from the exercises of stock options of $(266), $0 and $266, respectively, within shareholders’ equity (deficit).

The Company recognized share-based compensation expense from all awards in the following expense categories:

	Year Ended December 31,
	2012	2011	2010
Cost of subscription revenue	$136	$24	$4
Sales and marketing	921	734	100
Research and development	187	155	14
General and administrative	1,178	1,379	31

Total	$2,422	$2,292	$149

Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2012
Net Income (Loss) per Share

16. Net Income (Loss) per Share

Basic and diluted net income (loss) per share attributable to ordinary shareholders was calculated as follows for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Basic net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,294)	—

Net income (loss) attributable to ordinary shareholders	$5,073	$129	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274

Net income (loss) per share attributable to ordinary shareholders—basic	$0.58	$0.09	$(0.77)

Diluted net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,248)	—

Net income (loss) attributable to ordinary shareholders—diluted	$5,073	$175	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274
Dilutive effect of ordinary share equivalents	1,262,411	580,442	—

Weighted average ordinary shares outstanding—diluted	10,084,580	2,077,592	10,051,274

Net income (loss) per share attributable to ordinary shareholders—diluted	$0.50	$0.08	$(0.77)

Stock options for the purchase of 203,170 and 67,587 weighted average shares were excluded from the computation of diluted net income per share attributable to ordinary shareholders for the years ended December 31, 2012 and 2011, respectively, because those options had an antidilutive impact due to their exercise prices being greater than the average fair value of the Company’s ordinary shares for those periods. Stock options for the purchase of 1,294,137 weighted average shares were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the year ended December 31, 2010 because those options had an antidilutive impact due to the net loss attributable to ordinary shareholders incurred for that period.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

17. Commitments and Contingencies

Lease Commitments

The Company leases its office space under non-cancelable operating leases, some of which contain payment escalations. The Company recognizes rent expense on a straight-line basis over the non-cancelable lease term and records the difference between cash rent payments and rent expense recognized in the consolidated statements of operations as accrued rent within accrued expenses (current) and other liabilities (non-current). The Company also leases office equipment under operating leases that expire at various dates through 2014. At December 31, 2012, the accrued rent balance for office leases was $476, of which $42 was included in accrued expenses (current) and $434 was included in other long-term liabilities. At December 31, 2011, the accrued rent balance related for office leases was $143, of which $21 was included in accrued expenses (current) and $122 was included in other long-term liabilities.

Total rent expense under these operating leases was approximately $1,652, $1,387 and $923 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company also leases furniture and computer equipment under capital leases that expire at various dates through 2014.

Future minimum lease payments under non-cancelable operating and capital leases at December 31, 2012 are as follows:

Years Ending December 31,	Operating Leases	Capital Leases	Total
2013	$1,417	$407	$1,824
2014	1,463	252	1,715
2015	1,451	—	1,451
2016	1,470	—	1,470
2017	1,031	—	1,031
Thereafter	2,515	—	2,515

Total	$9,347	659	$10,006

Less amount representing interest		(45)

Present value of minimum lease payments		$614

Data Center Agreements

The Company has agreements with various vendors to provide specialized space and services for the Company to host its software application. Future minimum payments under non-cancelable data center agreements at December 31, 2012 totaled $3,850, comprised of $1,918 due in the year ending December 31, 2013 and $1,932 due in the year ending December 31, 2014.

Purchase Commitments

As of December 31, 2012, the Company had non-cancelable purchase commitments related to telecommunications, subscription fees for third-party data (such as Internet maps and posted speed limits) and subscription fees for software services totaling $4,075, of which $2,599, $1,037 and $439 will become payable in the years ending December 31, 2013, 2014 and 2015, respectively.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to customers, vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements, from services to be provided by the Company, or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and certain of its officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its consolidated financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2012 and 2011.

Litigation

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive notification alleging infringement of patent or other intellectual property rights. The Company is not a party to any material legal proceedings, nor the Company aware of any pending or threatened litigation, that, in its opinion, would have a material adverse effect on its business or its consolidated financial position, results of operations or cash flows should such litigation be resolved unfavorably. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

In 2011, the Company was sued by PJC Logistics, LLC in a patent-infringement case (PJC Logistics, LLC v. Fleet Management Solutions, Inc. et al, Civil Action No. 03:11-cv-815) (United States District Court for the Northern District of Texas). The Northern District of Texas transferred the case to the United States District Court for the District of Minnesota for pretrial purposes. (In re: Vehicle Tracking and Security System (’844) Patent Litigation MDL No. 11-2249 (DWF/SER)). The plaintiff alleged that the Company infringed U.S. Patent No. 5,223,844 entitled “Vehicle Tracking and Security System.” PJC Logistics, LLC is seeking damages rather than an injunction. On March 4, 2013, the Company entered into an agreement with plaintiffs to settle this litigation for a one-time cash payment not material to our financial condition, operating results or cash flows.

On August 14, 2012, a putative class action complaint was filed in the Sixth Judicial Circuit in Pinellas County, Florida, entitled U.S. Prisoner Transport, et. al. v. Fleetmatics USA, LLC, et. al., Case No. 1200-9933 CI-20.

Plaintiffs filed an amended complaint on October 4, 2012 and changed the case caption to Brevard Extraditions, Inc., d/b/a U.S. Prisoner Transport, et al. v. Fleetmatics USA, LLC, et al. The amended complaint alleges that we intercepted, recorded, disclosed, and used thousands of telephone calls in violation of Florida Statutes Section 934.03. The amended complaint seeks certification of a putative class of all individuals and businesses residing in Florida who spoke with any representatives of our offices in Florida on the telephone and had their telephone conversations recorded without their consent or advance notice, from the date of the earliest recording by us through the present. The amended complaint seeks statutory damages, injunctive relief, attorney fees, costs and interest. Florida Statutes Section 934.10 permits an aggrieved person to recover “liquidated damages computed at the rate of $100 a day for each day of violation or $1,000, whichever is higher.” We moved to dismiss the amended complaint on October 18, 2012 and plaintiffs filed an opposition on November 1, 2012. Our motion to dismiss is pending before the court. This matter is in its early stages.

Management Services Agreement

The Company was party to a Management Services Agreement that required the Company to make payments of up to $15,000 through 2014 if certain performance targets were achieved (see Note 19). On August 20, 2012, the Company paid Privia an aggregate of $7,800 in full satisfaction of all present and future amounts that were payable by the Company under the agreement.

401(k) Savings Plan	12 Months Ended
Dec. 31, 2012
401(k) Savings Plan

18. 401(k) Savings Plan

The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Company contributions to the plan may be made at the discretion of the board of directors. The Company made no contributions to the plan during the years ended December 31, 2012 or 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

19. Related Party Transactions

Concurrent with the Series C preferred shares financing in November 2010 (see Note 12), the Company entered into a consulting and non-compete agreement (the “Management Services Agreement”) with Privia Enterprises Limited (“Privia”), a company controlled by certain of the Company’s former shareholders and members of its board of directors, one of whom continued to serve as a member of the Company’s board of directors as of December 31, 2011. Pursuant to this agreement, in exchange for consulting services to be performed by Privia, the Company agreed to pay Privia up to $15,000 in three separate installments if the Company sells a specified number of subscriptions, measured by unit installations, during each of the twelve months ending March 31, 2012, 2013 and 2014. These payments would be made after the conclusion of each measurement period and were scheduled to be paid as follows: $3,000 for the twelve months ending March 31, 2012, $5,000 for the twelve months ending March 31, 2013 and $7,000 for the twelve months ending March 31, 2014. The Company accrued for these payments during each of these three periods as the Company expected to sell the number of units that would require it to make this payout in full. The Company recorded expense of $5,303, $2,217, and $231 for the years ended December 31, 2012, 2011 and 2010, respectively, for these future payments. As of December 31, 2012, 2011 and 2010, amounts accrued under this agreement totaled $0, $2,448 and $231, respectively, and were included in accrued expenses and other current liabilities as a component of accrued professional fees. On August 20, 2012, the Company paid Privia an aggregate of $7,800 in full satisfaction of all present and future amounts that were payable by the Company under the Management Services Agreement.

In 2006, in connection with the early exercise of stock options into 466,666 restricted ordinary shares, the Company received a full recourse note receivable from its Chief Executive Officer denominated in euros (totaling the equivalent of $106 at the issuance date of the note) and collateralized by the 466,666 restricted ordinary shares held by the officer. Interest on the note was payable annually at a rate of 6% per annum. As the note receivable was recourse in nature, the note receivable plus accrued interest was reported in the Company’s consolidated balance sheets from 2006 to December 31, 2010 as a component of shareholders’ deficit. During 2011, the officer repaid the principal balance of the note and accrued interest in full as scheduled, and as of December 31, 2011, no amount remained outstanding.

Segment Reporting and Geographic Data	12 Months Ended
Dec. 31, 2012
Segment Reporting and Geographic Data

20. Segment Reporting and Geographic Data

The Company has determined that it operates in one segment (see Note 3).

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,
	2012	2011	2010
Subscription revenue(1):
United States	$111,386	$78,776	$50,934
United Kingdom	8,944	8,146	8,749
Ireland	3,742	4,474	4,735
All other countries	3,379	921	272

Total subscription revenue	$127,451	$92,317	$64,690

	Year Ended December 31,
	2012	2011	2010
Long-lived tangible assets(2):
United States	$34,232	$21,607	$14,881
United Kingdom	3,407	2,304	2,247
Ireland	3,493	2,937	1,927

Total long-lived tangible assets	$41,132	$26,848	$19,055

(1)	Subscription revenue represents sales to external customers based on the location of the customer.
(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.

Valuation Accounts	12 Months Ended
Dec. 31, 2012
Valuation Accounts

21. Valuation Accounts

Activity in allowance accounts related to accounts receivable and deferred tax assets consisted of the following:

	Balance at Beginning of Year	Charged to Operations		Deductions		Balance at End of Year
Year ended December 31, 2010:
Accounts receivable allowances	$271	814	(1)	(229	)(2)	$856
Deferred tax asset valuation allowance	$244	363		—		$607
Year ended December 31, 2011:
Accounts receivable allowances	$856	990	(1)	(609	)(2)	$1,237
Deferred tax asset valuation allowance	$607	368		—		$975
Year ended December 31, 2012:
Accounts receivable allowances	$1,237	1,509	(1)	(1,859	)(2)	$887
Deferred tax asset valuation allowance	$975	1,606		—		$2,581

(1)	Amounts represent charges to general and administrative expense for increases to the allowance for doubtful accounts.
(2)	Amounts represent cash collections from customers for accounts previously reserved and write-offs of accounts receivable recorded against the allowance for doubtful accounts.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

22. Subsequent Events

On January 31, 2013, we completed the pricing of 7,700,000 of our ordinary shares at a price to the public of $25.00 per share in a follow-on offering. All of the shares sold in the offering were sold by Fleetmatics Investor Holdings, L.P., the principal stockholder of the Company. In addition, certain of the existing shareholders have granted the underwriters an option to purchase an additional 1,155,000 ordinary shares. Fleetmatics did not receive any proceeds from the sale of these shares. The expenses of the offering, not including the underwriting discount, are approximately $750 and are payable by us.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries after elimination of all significant intercompany accounts and transactions. All dollar amounts in the financial statements and in the notes to the consolidated financial statements, except share and per share amounts, are stated in thousands of U.S. dollars unless otherwise indicated.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, the disclosure of contingencies at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these financial statements include, but are not limited to, the estimated average customer relationship period that is used for recognizing the deferred revenue of up-front fees and for amortizing the related deferred costs of in-vehicle devices, the valuation of accounts receivable and share-based awards, the assessment of amounts qualifying for capitalization as internal-use software, the valuation of assets and liabilities acquired in business combinations, the useful lives of intangible assets and property and equipment, the assessment of goodwill and long-lived assets for impairment, and the accounting for income taxes, including uncertain tax positions and the valuation of net deferred tax assets. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results could differ from the Company’s estimates.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. A fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable, is used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs (other than Level 1 quoted prices) such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The carrying values of accounts receivable, accounts payable and accrued expenses and other liabilities approximate fair value due to the short-term nature of these assets and liabilities. The fair value of the Company’s Term Loan (see Note 10) as of December 31, 2012 approximated its $25,000 face value, as estimated by the Company using a discounted cash flow analysis, reflecting a discount rate of 4.5% (a Level 3 measure of fair value).

Restricted Cash

Restricted Cash

The Company is a party to various credit card and merchant services agreements under which it has pledged a continuing security interest in related deposit accounts in order to secure payment and performance of its obligations under the agreements. These restrictions may be lifted by the Company at will by canceling the agreements or reducing the lines of credit under these agreements. As of December 31, 2012 and 2011, $64 and $592, respectively, has been classified as restricted cash in the consolidated balance sheets related to these arrangements.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at their original invoice amounts less an allowance for doubtful collections based on estimated losses resulting from the inability or unwillingness of customers to make required payments. The allowance is estimated at each reporting period based upon historical loss patterns, the number of days that billings are past due and an evaluation of the potential risk of loss associated with specific delinquent accounts. The Company also considers any changes to the financial condition of its customers and any other external market factors that could impact the collectibility of its receivables in the determination of its allowance for doubtful accounts.

Concentration of Credit Risk and of Significant Customers

Concentration of Credit Risk and of Significant Customers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and trade accounts receivable. Although the Company maintains its cash balances with accredited financial institutions, the Company had substantially all cash balances at financial institutions without or in excess of federally insured limits at December 31, 2012 and 2011. The Company does not believe it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

No individual customer accounted for more than 10% of total subscription revenue for the years ended December 31, 2012 and 2011, and no individual customer accounted for more than 10% of net accounts receivable at December 31, 2012 and 2011.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation and amortization is recognized using the straight-line method over the following estimated useful lives:

In-vehicle devices—installed	4–6 years
Computer equipment	3 years
Internal-use software	3 years
Furniture and fixtures	4–6 years
Leasehold improvements	Shorter of life of lease or estimated useful life

For in-vehicle devices of which the Company retains ownership after they are installed in a customer’s fleet, the cost of the in-vehicle devices (including installation and shipping costs) is capitalized as property and equipment. The Company depreciates these assets on a straight-line basis over their expected useful lives of four to six years, beginning upon completion of installation. Related depreciation expense is recorded in cost of subscription revenue. If a customer subscription agreement is canceled or expires prior to the end of the expected useful life of the in-vehicle device, the carrying value of the asset is depreciated in full with expense immediately recorded as cost of subscription revenue. Before installation in a customer’s fleet, in-vehicle devices of which the Company retains ownership are recorded within property and equipment (referred to as In-vehicle devices—uninstalled), but are not depreciated. Should an installed device require replacement, the cost of the replacement part or device is expensed and recorded as cost of subscription revenue when provided.

At each reporting period, the Company tests in-vehicle devices—installed for realizability through a review of customer accounts to identify (i) any significant changes in the financial condition of its customers, (ii) any customers who are past due on subscription payments owed and could become a credit risk, and (iii) any customers whose contract will be expiring without a follow-on renewal prior to the end of the estimated useful life of the in-vehicle device. If an impairment of the value of the in-vehicle device is identified, the carrying value of the in-vehicle device is depreciated in full, with expense immediately recorded as cost of subscription revenue.

Amortization of leasehold improvements is computed on a straight-line basis over the shorter of the lease term or the estimated useful lives of the improvements. Assets held under capital leases are stated at the lesser of the present value of future minimum lease payments or the fair value of the leased asset at the inception of the lease. Amortization of assets under capital leases is computed using the straight-line method over the shorter of the estimate useful life of the asset or the period of the related lease. The cost of expenditures for maintenance and repairs of assets is charged to expense as incurred. Upon retirement or sale, the cost and related accumulated depreciation or amortization of assets disposed of are removed from the accounts and any resulting gain or loss is credited or charged to the consolidated statements of operations.

Internal-Use Software

Internal-Use Software

Research and development costs are expensed as incurred, except for certain costs which are capitalized in connection with the development of its internal-use software and website. These capitalized costs are primarily related to the application software that is hosted by the Company and accessed by its customers through the Company’s website. Costs incurred in the preliminary stages of development are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing performed to ensure the product is ready for its intended use. The Company also capitalizes costs related to specific upgrades and enhancements of this application software when it is probable that the expenditures will result in additional functionality. Maintenance and training costs are expensed as incurred. Capitalized internal-use software costs are recorded as part of property and equipment and are amortized on a straight line basis over an estimated useful life of three years.

Business Combinations

Business Combinations

In an acquisition of a business, the Company recognizes separately from goodwill the fair value of assets acquired and the liabilities assumed. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition-date fair values of the assets acquired and liabilities assumed. Transaction costs related to business combinations are expensed as incurred.

In addition, uncertain tax positions assumed and valuation allowances related to the net deferred tax assets acquired in connection with a business combination are estimated as of the acquisition date and recorded as part of the purchase. Thereafter, any changes to these uncertain tax positions and valuation allowances are recorded as part of the provision for income taxes in the consolidated statements of operations.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company records goodwill when the consideration paid in a business acquisition exceeds the fair value of the net tangible assets acquired, identifiable intangible assets acquired and liabilities assumed. Goodwill is not amortized.

Definite-lived intangible assets subject to amortization include customer relationships, trademarks, acquired developed technology, and a patent for the Company’s vehicle tracking system. Intangible assets acquired in a business combination are recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Customer relationships, trademarks and acquired developed technology are amortized over their estimated useful lives, which range from three to nine years, based on the pattern over which the Company expects to consume the economic benefit of each asset, which in general reflects the expected cash flows from each asset. The patent is amortized over its useful life of 20 years on a straight-line basis, as the pattern of consumption of the economic benefit of the asset cannot be reliably determined.

Impairment of Goodwill and Long-Lived Assets

Impairment of Goodwill and Long-Lived Assets

Goodwill is tested for impairment annually or more frequently if events or circumstances occur that indicate an impairment may exist. Factors the Company considers important that could trigger an impairment review include significant underperformance relative to historical or projected operating results, significant changes in the Company’s use of the acquired assets in a business combination or the strategy for its overall business, and significant negative industry or economic trends. The Company performs its annual assessment for impairment of goodwill on October 31 and has determined it has a single reporting unit for testing goodwill for impairment. For purposes of assessing potential impairment, the Company first estimates the fair value of the reporting unit (based on the fair value of the Company’s outstanding ordinary shares) and compares that amount to the carrying value of the reporting unit (as reflected by the total carrying values of the Company’s redeemable convertible preferred shares and shareholders’ equity (deficit). If the Company determines that the carrying value of the reporting unit exceeds its fair value, then the implied fair value of the goodwill is determined in the same manner used to determine the amount of goodwill in a business combination. If the carrying value of goodwill exceeds the implied fair value of the goodwill, an impairment charge is recognized in the amount equal to that excess. No goodwill impairment charges were recorded during the years ended December 31, 2012, 2011, and 2010.

Long-lived assets include property and equipment and definite-lived intangible assets subject to amortization. The Company evaluates its long-lived assets for recoverability whenever events or changes in circumstances indicate that their carrying values may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. To evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. If the carrying value exceeds the sum of the expected undiscounted cash flows, an impairment loss on the long-lived asset to be held and used is recognized based on the excess of the asset’s carrying value over its fair value, determined based on discounted cash flows. Long-lived assets to be disposed of are reported at the lower of carrying value or fair value less cost to sell.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes as other assets in the consolidated balance sheet certain legal, accounting and other third-party fees that are directly associated with in-process equity financings until such financings are consummated. After consummation of the equity financing, these costs are recorded in shareholders’ equity (deficit) as a reduction of the additional paid-in capital generated as a result of the offering. Should an equity financing no longer be considered probable of being consummated, the deferred offering costs would be expensed immediately as a charge to operating expenses in the consolidated statement of operations.

Subscription Revenue Recognition

Subscription Revenue Recognition

The Company provides access to its software through subscription arrangements whereby the customer is charged a per subscribed-vehicle fee for access for a specified term. Subscription agreements contain multiple service elements and deliverables, including installation of in-vehicle devices, access to the Company’s on-demand software via its website, and support services delivered over the term of the arrangement. Agreements do not provide customers the right to take possession of the software at any time. The Company has determined that the elements of its subscription agreements do not have value to the customer on a standalone basis. As a result, the multiple elements within the subscription agreements do not qualify for treatment as separate units of accounting. Accordingly, the Company accounts for all fees received under its subscription agreements as a single unit of accounting and, except for any up-front fees, recognizes the total fee amount ratably on a daily basis over the term of the subscription agreement. The Company only commences recognition of revenue when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectibility is deemed reasonably assured, and recurring services have commenced. The Company’s initial subscription agreements typically have contract terms of 36 months.

For the limited number of customer arrangements in which title to the in-vehicle devices transfers to the customer upon delivery or installation of the in-vehicle device, the Company receives an up-front fee from the customer. As the in-vehicle devices do not have value to the customer on a standalone basis, the delivery or installation of the in-vehicle devices does not represent the culmination of a separate earning process associated with the payment of the up-front fee. Accordingly, the Company records the amount of the up-front fee as deferred revenue upon invoicing and recognizes that amount as revenue ratably on a daily basis over the estimated average customer relationship period of six years, which is longer than the typical subscription agreement term of 36 months. If a customer permanently ceases use of the Company’s subscription service at any point when a balance of deferred revenue from this up-front payment exists, the Company recognizes the remaining balance of the deferred revenue in the period of notification. Changes in the typical customer contractual term, customer behavior, competition or economic conditions could affect the Company’s estimates of the average customer relationship period. The Company reviews the estimated average customer relationship period on an annual basis and accounts for changes prospectively.

Deferred Revenue

Deferred Revenue

Deferred revenue represents amounts billed to customers or payments received from customers for which revenue has not yet been recognized. Deferred revenue primarily consists of prepayments made by customers for future periods and, to a lesser extent, the unearned portion of monthly billed subscription fees and up-front payments from customers for in-vehicle devices whose ownership transfers to them upon delivery or installation. Prior to 2011, some customer contracts were paid in advance for the full, multiple-year term. Since that time, the Company’s payment terms are typically monthly in advance; however, the Company continues to enable its customers to prepay all or part of their contractual obligations quarterly, annually or for the full contract term in exchange for a prepayment discount that is reflected in the pricing of the contract. As a result, the deferred revenue balance does not represent the total contract value of all multi-year, non-cancelable subscription agreements. In the consolidated balance sheets, deferred revenue that is expected to be recognized within one year is recorded as current deferred revenue while the remaining portion is recorded as non-current deferred revenue.

Deferred Commissions

Deferred Commissions

The Company capitalizes commission costs that are incremental and directly related to the acquisition of customer contracts. The Company pays commissions in full when it receives the initial customer payment for a new subscription or a renewal subscription. Commission costs are capitalized upon payment and are amortized as expense ratably over the term of the related non-cancelable customer contract, in proportion to the recognition of the subscription revenue. If a subscription agreement is terminated, the unamortized portion of any deferred commission cost is recognized as expense immediately.

Commission costs capitalized during the years ended December 31, 2012 and 2011 totaled $6,798 and $5,232, respectively. Amortization of deferred commissions totaled $4,693, $3,556 and $2,609 for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in sales and marketing expense in the consolidated statements of operations. Deferred commission costs, net of amortization, are included in other current and long-term assets in the consolidated balance sheets and totaled $8,893 and $6,764 as of December 31, 2012 and 2011, respectively. Foreign exchange differences also contribute to changes in the net amount of these deferred commission costs.

Capitalized In-Vehicle Device Costs

Capitalized In-Vehicle Device Costs

For the limited number of customer arrangements in which title to the in-vehicle devices transfers to the customer upon delivery or installation of the in-vehicle device (for which the Company receives an up-front fee from the customer), the Company defers the costs of the installed in-vehicle devices (including installation and shipping costs) as they are directly related to the revenue that the Company derives from the sale of the devices and that it recognizes ratably over the estimated average customer relationship period of six years. The Company capitalizes these in-vehicle device costs and amortizes the deferred costs as expense ratably over the estimated average customer relationship period, in proportion to the recognition of the up-front fee revenue.

Costs of in-vehicle devices owned by customers that were capitalized during the years ended December 31, 2012 and 2011 totaled $2,260 and $1,892, respectively. Amortization of these capitalized costs totaled $668, $344, and $36 for the years ended December 31, 2012, 2011, and 2010, respectively, and is included in cost of subscription revenue in the consolidated statements of operations. Capitalized costs related to these in-vehicle devices of which title has transferred to customers, net of amortization, are included in other current and long-term assets in the consolidated balance sheets and totaled $4,149 and $2,558 as of December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected from each subsidiary and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in its financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon examination by the taxing authorities, based on the technical merits of the position. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

Foreign Currency Translation

Foreign Currency Translation

The Company’s reporting currency is the U.S. dollar. The Company has subsidiaries in the United States, Ireland and the United Kingdom. The functional currency for each of the Company’s subsidiaries is the local currency. For those subsidiaries whose functional currency is not the U.S. dollar, assets and liabilities are translated into U.S. dollar equivalents at the exchange rate in effect on the balance sheet date and revenues from customers and expenses incurred are translated into U.S. dollars using the average exchange rate over the period. Resulting currency translation adjustments are recorded in accumulated other comprehensive income (loss) in the consolidated balance sheet. For the years ended December 31, 2012 and 2011, the Company recorded currency translation gains (losses) of $66 and $(409), respectively, as foreign currency translation adjustments within shareholders’ equity (deficit).

The Company also incurs transaction gains and losses resulting from intercompany transactions of a short-term nature as well as transactions with customers or vendors denominated in currencies other than the functional currency of the legal entity in which the transaction is recorded. Assets and liabilities arising from such transactions are translated into the legal entity’s functional currency using the exchange rate in effect at the balance sheet date. Any resulting transaction gains or losses are recorded as foreign currency transaction gain (loss) in the consolidated statements of operations. Net foreign currency transaction gains (losses) of $(24), $155, and $(907) were recorded for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has concluded that its reporting currency is the U.S. dollar because the parent entity has received U.S. dollars upon the issuance of all equity securities to investors, the parent’s cash is held exclusively in U.S. dollar bank accounts, the parent’s intercompany transactions (primarily receivables from subsidiaries) are denominated in U.S. dollars, and a majority of its parent-related expenses are billed by vendors and paid in U.S. dollars.

Share-Based Compensation

Share-Based Compensation

The Company measures all stock options and other share-based awards granted to employees and directors at the fair value on the date of grant using the Black-Scholes option-pricing model. The fair value of the awards is recognized as expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period of the respective award. The straight-line method of expense recognition is applied to all awards with service conditions, while the graded-vesting method of expense recognition is applied to all awards with both service and performance conditions. The Company classifies share-based compensation expense in the consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified.

Advertising Expense

Advertising Expense

Advertising costs are expensed as incurred. Advertising expense was $6,471, $3,632 and $2,094 for the years ended December 31, 2012, 2011 and 2010, respectively, and was included in sales and marketing expense in the consolidated statements of operations.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss), which includes certain changes in shareholders’ deficit that are excluded from net income (loss). For the years ended December 31, 2012, 2011 and 2010, the only item qualifying as other comprehensive income (loss) was foreign currency translation. For purposes of comprehensive income (loss) computations, the Company does not record income tax provisions or benefits for foreign currency translation adjustments as the Company intends to permanently reinvest undistributed earnings of its foreign subsidiaries in the United States and the United Kingdom.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Upon the closing of the Company’s IPO on October 11, 2012, all of the Company’s outstanding redeemable convertible preferred shares were converted into ordinary shares. Prior to this conversion, the Company followed the two-class method when computing net income (loss) per share as the Company had issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of ordinary and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s redeemable convertible preferred shares contractually entitled the holders of such shares to participate in dividends, but did not contractually require the holders of such shares to participate in losses of the Company. Accordingly, the two-class method did not apply for periods in which the Company reported a net loss or a net loss attributable to ordinary shareholders resulting from dividends, accretion or modifications to its redeemable convertible preferred shares. The Company reported a net loss attributable to ordinary shareholders for the year ended December 31, 2010.

Basic net income (loss) per share attributable to ordinary shareholders is computed by dividing the net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted net income (loss) per share attributable to ordinary shareholders is computed by dividing the diluted net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares, including potential dilutive ordinary shares assuming the dilutive effect of outstanding stock options and unvested restricted ordinary shares, as determined using the treasury stock method. For periods in which the Company has reported net losses, diluted net loss per ordinary share attributable to ordinary shareholders is the same as basic net loss per ordinary share attributable to ordinary shareholders, since dilutive ordinary shares are not assumed to have been issued if their effect is antidilutive. Diluted net loss per ordinary share attributable to ordinary shareholders is the same as basic net loss per ordinary share attributable to ordinary shareholders for the year ended December 31, 2010.

Segment Data

Segment Data

The Company identifies operating segments as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and performance assessment. The Company defines the term “chief operating decision maker” to be its Chief Executive Officer. The Company has determined it operates in one segment, as its chief operating decision maker reviews financial information presented on only a consolidated basis (without any disaggregated revenue or operating income financial data) for purposes of allocating resources and evaluating financial performance.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which provides companies with two options for presenting comprehensive income. ASU 2011-05 requires companies to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB indefinitely deferred the requirement in ASU 2011-05 to present reclassification adjustments of other comprehensive income by line item on the face of the income statement. However, all other requirements of ASU 2011-05 were effective for the Company on January 1, 2012. As the guidance in ASU 2011-05 relates only to how comprehensive income is disclosed and does not change the items that must be reported as comprehensive income, adoption did not have an effect on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”), which simplifies how companies test goodwill for impairment. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in the goodwill accounting standard. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company had not early adopted ASU 2011-08 and as such it was effective for the Company on January 1, 2012. The adoption of ASU 2011-08 did not have an effect on the Company’s consolidated financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 is intended to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. ASU 2012-02 permits an entity to first assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test described in Accounting Standards Codification 350. In accordance with ASU 2012-02, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. ASU 2012-02 will become effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. As the Company does not intend to early adopt, the standard will become effective for the Company on January 1, 2013 and the adoption is not expected to have a significant impact on its consolidated financial position, results of operations or cash flows.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Estimated Useful Lives

Depreciation and amortization is recognized using the straight-line method over the following estimated useful lives:

In-vehicle devices—installed	4–6 years
Computer equipment	3 years
Internal-use software	3 years
Furniture and fixtures	4–6 years
Leasehold improvements	Shorter of life of lease or estimated useful life

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred commission costs	$4,602	$3,472
Prepaid taxes	1,962	—
Rebate receivable	766	—
Capitalized costs of in-vehicle devices owned by customers	595	436

	Year Ended December 31,
	2012	2011
Prepaid software license fees and support	382	177
Prepaid subscription service fees	425	689
Other	1,639	651

Total	$10,371	$5,425

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
In-vehicle devices—installed	$71,110	$51,454
In-vehicle devices—uninstalled	2,843	1,127
Computer equipment	3,984	3,088
Internal-use software	2,393	1,462
Furniture and fixtures	999	579
Leasehold improvements	687	343

Total property and equipment	82,016	58,053
Less: Accumulated depreciation and amortization	(40,884)	(31,205)

Property and equipment, net	$41,132	$26,848

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consisted of the following as of December 31, 2012 and 2011, with gross and net amounts of foreign currency-denominated intangible assets reflected at December 31, 2012 and 2011 exchange rates, respectively:

	December 31, 2012
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(4,554)	$6,546
Acquired developed technology	1,300	(1,104)	196
Trademarks	400	(300)	100
Patent	237	(66)	171

Total	$13,037	$(6,024)	$7,013

	December 31, 2011
	Gross Amount	Accumulated Amortization	Carrying Value
Customer relationships	$11,100	$(2,714)	$8,386
Acquired developed technology	1,300	(737)	563
Trademarks	400	(189)	211
Patent	259	(78)	181

Total	$13,059	$(3,718)	$9,341

Estimated Future Amortization Expense of Intangible Assets

The estimated future amortization expense of intangible assets as of December 31, 2012 is as follows:

Years Ending December 31,
2013	$1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120

Total	$7,013

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets (Non-current)

Other assets (non-current) consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred commission costs	$4,290	$3,292
Capitalized costs of in-vehicle devices owned by customers	3,554	2,122
Other	878	445

Total	$8,722	$5,859

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Accrued payroll and related expenses	$4,581	$3,479
Accrued professional fees	2,933	6,765
Accrued income taxes	767	16
Accrued non-income taxes	—	436
Accrued insurance expense	455	120
Other	3,028	1,566

Total	$11,764	$12,382

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities (Non-current)

Other liabilities (non-current) consisted of the following as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Deferred tax liabilities	$3,327	$—
Capital lease obligations	254	604
Accrued rent	435	122

Total	$4,016	$726

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Before Income Taxes

The components of income before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland	$7,561	$6,549	$535
Foreign	1,754	(2,815)	159

Income before income taxes	$9,315	$3,734	$694

Components of Provision for Income Taxes

The components of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision:
Ireland taxes	$1,746	$481	$10
Foreign taxes	(1,829)	(114)	2,138

Total current tax provision (benefit)	(83)	367	2,148

Deferred tax provision (benefit):
Ireland taxes	$79	$1,054	$202
Foreign taxes	3,911	(556)	(920)

Total deferred tax provision (benefit)	3,990	498	(718)

Total provision for income taxes	$3,907	$865	$1,430

Reconciliation of Income Tax Rate

A reconciliation of the Ireland statutory corporate income tax rate of 12.5% to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland statutory corporate income tax rate	12.5%	12.5%	12.5%
Income (loss) of Irish non-trading entities	(9.9)	(11.5)	(30.8)
Foreign rate differential	5.1	(20.9)	36.3
Uncertain tax positions	14.8	16.2	133.4
Change in deferred tax asset valuation allowance	17.2	9.8	53.0
Permanent differences	3.5	17.1	35.7
Tax credits	(3.9)	—	(43.4)
Intangible assets basis adjustment	—	—	7.7
Tax law changes	—	—	1.5
Deferred charge on intercompany transaction	3.5	—	—
Other differences	(0.9)	—	—

Effective income tax rate	41.9%	23.2%	205.9%

Components of Net Deferred Tax Assets and Related Valuation Allowance

The components of net deferred tax assets and the related valuation allowance were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$6,394	$8,476
Deferred revenue	6,552	7,580
Accrued expenses	1,233	1,559
Reserves and allowances	3,101	1,909
Share-based compensation	925	866
Other	—	261

Total deferred tax assets	18,205	20,651

Deferred tax liabilities:
Acquired intangible assets	(2,426)	(3,298)
Depreciation and amortization	(6,745)	(3,737)
Other	(294)	—

Total deferred tax liabilities	(9,465)	(7,035)

Valuation allowance	(2,581)	(975)

Net deferred tax assets	$6,159	$12,641

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of our unrecognized tax benefits, including those that were recorded against related deferred tax assets rather than as liabilities, but excluding amounts for accrued interest and penalties, is as follows:

(in thousands)
Unrecognized tax benefits at January 1, 2011	$18,132
Additions based on tax positions of current year	245
Reductions based on tax positions of prior years	(1,384)
Reductions based on lapse of statute of limitations	(967)

Unrecognized tax benefits at December 31, 2011	16,026
Additions based on tax positions of current year	99
Reductions based on tax positions of prior years	(3,261)
Reductions based on lapse of statute of limitations	(89)

Unrecognized tax benefits at December 31, 2012	$12,775

Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
Preferred Shares

Preferred Shares consisted of the following at December 31, 2011:

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Redemption Value	Carrying Value	Ordinary Shares Issuable upon Conversion
Series A preferred shares	8,908,904	8,908,904	$40,001	$44,626	9,502,830
Series B preferred shares	6,150,095	6,150,095	19,004	18,432	4,100,063
Series C preferred shares	19,575,735	19,575,735	68,515	67,781	13,050,490

	34,634,734	34,634,734	$127,520	$130,839	26,653,383

Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used to Determine Fair Value of Stock Options Granted

The assumptions used to determine the fair value of stock options granted are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2012	2011
Risk-free interest rate	0.63%	0.97%
Expected term (in years)	4.1	4.7
Expected volatility	56%	56%
Expected dividend yield	0%	0%

Stock Option Activity

Stock option activity during the years ended December 31, 2011 and 2012:

	Number of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(In Years)
Outstanding at December 31, 2010	2,389,444	$2.67	6.1	$6,153
Granted(1)	248,333	$7.26
Exercised	—	$—
Forfeited and canceled	(84,166)	$2.90

Outstanding at December 31, 2011	2,553,611	$3.11	5.3	$15,951
Granted(2)	902,977	$9.76
Exercised	(184,335)	$1.70
Forfeited and canceled	(326,082)	$8.35

Outstanding at December 31, 2012	2,946,171	$4.66	4.2	$60,383

Vested and expected to vest at December 31, 2012	2,835,082	$4.57	4.8	$58,364

Exercisable at December 31, 2012	1,579,209	$3.17	4.2	$34,725

(1)	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.
(2)	On May 9, 2012, the Company’s board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.

Recognized Share-Based Compensation Expense from All Awards

The Company recognized share-based compensation expense from all awards in the following expense categories:

	Year Ended December 31,
	2012	2011	2010
Cost of subscription revenue	$136	$24	$4
Sales and marketing	921	734	100
Research and development	187	155	14
General and administrative	1,178	1,379	31

Total	$2,422	$2,292	$149

Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders

Basic and diluted net income (loss) per share attributable to ordinary shareholders was calculated as follows for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Basic net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,294)	—

Net income (loss) attributable to ordinary shareholders	$5,073	$129	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274

Net income (loss) per share attributable to ordinary shareholders—basic	$0.58	$0.09	$(0.77)

Diluted net income (loss) per share attributable to ordinary shareholders:
Numerator:
Net income (loss)	$5,408	$2,869	$(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares	—	—	(6,542)
Net income attributable to participating securities	—	(2,248)	—

Net income (loss) attributable to ordinary shareholders—diluted	$5,073	$175	$(7,696)

Denominator:
Weighted average ordinary shares outstanding—basic	8,822,169	1,497,150	10,051,274
Dilutive effect of ordinary share equivalents	1,262,411	580,442	—

Weighted average ordinary shares outstanding—diluted	10,084,580	2,077,592	10,051,274

Net income (loss) per share attributable to ordinary shareholders—diluted	$0.50	$0.08	$(0.77)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-cancelable Operating and Capital Leases

Future minimum lease payments under non-cancelable operating and capital leases at December 31, 2012 are as follows:

Years Ending December 31,	Operating Leases	Capital Leases	Total
2013	$1,417	$407	$1,824
2014	1,463	252	1,715
2015	1,451	—	1,451
2016	1,470	—	1,470
2017	1,031	—	1,031
Thereafter	2,515	—	2,515

Total	$9,347	659	$10,006

Less amount representing interest		(45)

Present value of minimum lease payments		$614

Segment Reporting and Geographic Data (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Area Data Subscription Revenue and Long-lived Tangible Assets

The geographic area data below summarizes subscription revenue and long-lived tangible assets for the significant countries in which the Company operates:

	Year Ended December 31,
	2012	2011	2010
Subscription revenue(1):
United States	$111,386	$78,776	$50,934
United Kingdom	8,944	8,146	8,749
Ireland	3,742	4,474	4,735
All other countries	3,379	921	272

Total subscription revenue	$127,451	$92,317	$64,690

	Year Ended December 31,
	2012	2011	2010
Long-lived tangible assets(2):
United States	$34,232	$21,607	$14,881
United Kingdom	3,407	2,304	2,247
Ireland	3,493	2,937	1,927

Total long-lived tangible assets	$41,132	$26,848	$19,055

(1)	Subscription revenue represents sales to external customers based on the location of the customer.
(2)	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.

Valuation Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Activity in Allowance Accounts Related to Accounts Receivable and Deferred Tax Assets

Activity in allowance accounts related to accounts receivable and deferred tax assets consisted of the following:

	Balance at Beginning of Year	Charged to Operations		Deductions		Balance at End of Year
Year ended December 31, 2010:
Accounts receivable allowances	$271	814	(1)	(229	)(2)	$856
Deferred tax asset valuation allowance	$244	363		—		$607
Year ended December 31, 2011:
Accounts receivable allowances	$856	990	(1)	(609	)(2)	$1,237
Deferred tax asset valuation allowance	$607	368		—		$975
Year ended December 31, 2012:
Accounts receivable allowances	$1,237	1,509	(1)	(1,859	)(2)	$887
Deferred tax asset valuation allowance	$975	1,606		—		$2,581

(1)	Amounts represent charges to general and administrative expense for increases to the allowance for doubtful accounts.
(2)	Amounts represent cash collections from customers for accounts previously reserved and write-offs of accounts receivable recorded against the allowance for doubtful accounts.

Nature of Business - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Sep. 21, 2012	Dec. 31, 2012	Dec. 31, 2011
Nature Of Business [Line Items]
Accumulated deficit		$ 108,283	$ 113,691
Reverse stock split ratio	0.667

Initial Public Offering (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Oct. 11, 2012
Initial Public Offering [Line Items]
Net proceed from initial public offering	$ 93,313
Initial public offering
Initial Public Offering [Line Items]
Issuance of shares, value per share	$ 17
Conversion of redeemable convertible preferred shares
Initial Public Offering [Line Items]
Shares issued	26,653,383
Company Stock | Initial public offering
Initial Public Offering [Line Items]
Shares issued	6,250,000
Selling Shareholders | Initial public offering
Initial Public Offering [Line Items]
Shares issued	2,734,375

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Restricted cash	$ 64	$ 592
Goodwill Impairment charges	0	0	0
Capitalized/deferred costs, amortization	668	344	36
Foreign currency translation adjustments	66	(409)	1,205
Net foreign currency transaction gains (losses)	(24)	155	(907)
Advertising expense	6,471	3,632	2,094
Deferred Commissions
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	6,798	5,232
Capitalized/deferred costs, amortization	4,693	3,556	2,609
Capitalized/deferred costs, net of amortization	8,893	6,764
Capitalized In-Vehicle Device Costs
Significant Accounting Policies [Line Items]
Capitalized/deferred costs	2,260	1,892
Capitalized/deferred costs, amortization	668	344	36
Capitalized/deferred costs, net of amortization	4,149	2,558
Term Loan
Significant Accounting Policies [Line Items]
Debt instrument, fair value	$ 25,000
Discount rate	4.50%
Capitalized internal-use software
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Customer Relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Customer Relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	9 years
Customer Relationships | Weighted Average
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	6 years
Trademarks | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Trademarks | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	9 years
Developed Technology Rights | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	3 years
Developed Technology Rights | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	9 years
Patents
Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life	20 years
In-vehicle devices | Minimum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	4 years
In-vehicle devices | Maximum
Significant Accounting Policies [Line Items]
Property plant and equipment, useful life	6 years

Property and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Leasehold Improvement	Shorter of life of lease or estimated useful life
In-vehicle devices-installed | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
In-vehicle devices-installed | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	6 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Internal-use Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	4 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	6 years

Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets
Deferred commission costs	$ 4,602	$ 3,472
Prepaid taxes	1,962
Rebate receivable	766
Capitalized costs of in-vehicle devices owned by customers	595	436
Prepaid software license fees and support	382	177
Prepaid subscription service fees	425	689
Other	1,639	651
Total	$ 10,371	$ 5,425

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Computer equipment	$ 3,984		$ 3,088
Internal-use software	2,393		1,462
Furniture and fixtures	999		579
Leasehold improvements	687		343
Total property and equipment	82,016		58,053
Less: Accumulated depreciation and amortization	(40,884)		(31,205)
Property and equipment, net	41,132	[1]	26,848	[1]	19,055	[1]
In-vehicle devices-installed
Property, Plant and Equipment [Line Items]
In-vehicle devices	71,110		51,454
In-vehicle devices-uninstalled
Property, Plant and Equipment [Line Items]
In-vehicle devices	$ 2,843		$ 1,127

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 9,547	$ 7,581	$ 7,397
Depreciation and amortization expense, recorded in cost of subscription revenue	8,744	7,111
Carrying value of installed in-vehicle devices, net of accumulated depreciation	34,097	22,485
Capitalized costs, associated with development of internal-use software	883	686
Amortization expense of the internal-use software	573	336
Carrying value of capitalized internal-use software	1,328	996
Gross amount of assets under capital leases	1,121	1,067
Assets under capital leases, accumulated amortization	456	99
Expense associated with the replacement of installed in-vehicle devices that had become defective	$ 2,150	$ 950

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 24,879	$ 24,879
Impairment of goodwill	0	0	0
Amortization expense	2,332	3,349	317
Amortization expense included in cost of subscription revenues	383	514	250
Selling and Marketing Expense
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 1,949	$ 2,835	$ 67

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 13,037	$ 13,059
Accumulated Amortization	(6,024)	(3,718)
Carrying Value	7,013	9,341
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	11,100	11,100
Accumulated Amortization	(4,554)	(2,714)
Carrying Value	6,546	8,386
Developed Technology Rights
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,300	1,300
Accumulated Amortization	(1,104)	(737)
Carrying Value	196	563
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Amount	400	400
Accumulated Amortization	(300)	(189)
Carrying Value	100	211
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Amount	237	259
Accumulated Amortization	(66)	(78)
Carrying Value	$ 171	$ 181

Estimated Future Amortization Expense of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 1,868
2014	1,357
2015	1,090
2016	873
2017	705
Thereafter	1,120
Carrying Value	$ 7,013	$ 9,341

Other Assets (Non-Current) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Noncurrent
Deferred commission costs	$ 4,290	$ 3,292
Capitalized costs of in-vehicle devices owned by customers	3,554	2,122
Other	878	445
Total	$ 8,722	$ 5,859

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll and related expenses	$ 4,581	$ 3,479
Accrued professional fees	2,933	6,765
Accrued income taxes	767	16
Accrued non-income taxes		436
Accrued insurance expense	455	120
Other	3,028	1,566
Total	$ 11,764	$ 12,382

Other Liabilities (Non-Current) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Liabilities Noncurrent [Line Items]
Deferred tax liabilities	$ 3,327
Capital lease obligations	254	604
Accrued rent	435	122
Total	$ 4,016	$ 726

Long-term Debt - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 30, 2010	Jul. 30, 2010 Minimum	Dec. 31, 2012 Minimum	May 10, 2012 Senior Secured Notes	Jul. 30, 2010 Senior Secured Notes	Dec. 31, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Jul. 30, 2010 Senior Secured Notes Prior to July 30, 2012	Jul. 30, 2010 Senior Secured Notes From July 31, 2012 through July 30, 2013	Jul. 30, 2010 Senior Secured Notes July 31, 2013 and thereafter	Dec. 31, 2012 Senior Secured Notes One-Month LIBOR	May 10, 2012 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	May 10, 2012 Senior Secured Credit Facility Option 1	May 10, 2012 Senior Secured Credit Facility Option 2	Dec. 31, 2012 Senior Secured Credit Facility Minimum	May 10, 2012 Senior Secured Credit Facility LIBOR Option 1	May 10, 2012 Senior Secured Credit Facility Base Rate Option 2	May 10, 2012 Senior Secured Credit Facility Term Loan	Dec. 31, 2012 Senior Secured Credit Facility Term Loan	May 10, 2012 Senior Secured Credit Facility Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, principal amount								$ 17,500														$ 25,000
Debt instrument, frequency of principal payment								Monthly
Debt instrument, maturity date								Jul 30, 2014
Debt instrument, description of prepayment conditions								Prepayment of the Senior Secured Notes would have been required upon (a) the sale of substantially all of the Company’s assets or a change in control upon the sale of equity, (b) the disposition, involuntary or voluntary, of any asset in a single transaction or series of related transactions in excess of $50, subject to permitted reinvestment, (c) a registered firm commitment underwritten public offering by the Company of its ordinary shares resulting in aggregate gross cash proceeds greater than $50,000 and in which the initial price to the public is at least $13.91 per share, as adjusted for any share capital subdivision or consolidation (a “Qualified Public Offering”), and (d) any excess cash flow generated by the Company, defined as (i) positive cash flow from operations, plus (ii) any cash flow from extraordinary receipts, less (iii) repayments of the Senior Secured Notes, less (iv) the unfinanced cash portion of capital expenditures net of any proceeds received from sales of fixed assets (each, a “Prepayment Event”).
Prepayment condition, transaction amount of voluntary or involuntary disposition of any asset					50
Prepayment condition, aggregate gross cash proceeds from a registered firm commitment underwritten public offering	94,667				50,000	50,000
Prepayment condition, initial per share price to the public					$ 13.91	$ 13.91
Percentage of principal balance due upon a Prepayment Event, in addition to accrued and unpaid interest											103.00%	101.00%	100.00%
Prepayment amount as a percentage of excess cash flow								50.00%
Debt instrument, interest rate in addition to variable rate														9.50%						3.50%	2.50%
Debt instrument, minimum interest rate									12.50%								4.50%	5.50%
Debt instrument, actual interest rate										12.50%
Debt instrument, additional interest rate charged in the event of default									2.50%
Debt instrument, discount	556	449		690																		651	556
Accretion amount		170	71
Proceeds from Term Loan of Senior Secured Credit Facility																						25,000
Principal amount of debt repaid							17,063
Prepayment premium							512
Loss on extinguishment of debt	(934)								(934)
Amortization of unamortized debt discount									387														95
Deferred financing cost, amortization									18														71
Prepayment premium paid in cash									512
Legal fees									17
Credit facility, maximum borrowing capacity																								25,000
Credit facility, expiration date																								May 10, 2017
Principal under Term Loan due in 2012																							313
Principal under Term Loan due in 2013																							1,250
Principal under Term Loan due in 2014																							1,406
Principal under Term Loan due in 2015																							2,031
Principal under Term Loan due in 2016																							2,500
Principal under Term Loan due in 2017																							17,500
Prepayment penalty															1.00%
Capitalized deferred financing costs																						484	413
Capitalized deferred financing costs, current																							106
Capitalized deferred financing costs, noncurrent																							307
Debt instrument, covenant description																The Senior Secured Credit Facility contains financial covenants that, among other things, require the Company to maintain liquidity of at least $10,000, comprised of cash plus availability under borrowings, and limits the Company's maximum total leverage ratio (total indebtedness with a maturity greater than twelve months to earnings before interest, taxes, depreciation and amortization and certain other adjustments, as defined by the terms of the Senior Secured Credit Facility agreement). The leverage ratio becomes more restrictive in each of 2013 and 2014. The Senior Secured Credit Facility also requires the Company to maintain other affirmative and negative covenants. The Company was in compliance with all such covenants as of December 31, 2012.
Debt covenant, liquidity required																			$ 10,000

Components of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Ireland	$ 7,561	$ 6,549	$ 535
Foreign	1,754	(2,815)	159
Income before income taxes	$ 9,315	$ 3,734	$ 694

Components of Provisions for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Ireland taxes	$ 1,746	$ 481	$ 10
Foreign taxes	(1,829)	(114)	2,138
Total current tax provision (benefit)	(83)	367	2,148
Deferred tax provision (benefit):
Ireland taxes	79	1,054	202
Foreign taxes	3,911	(556)	(920)
Total deferred tax provision (benefit)	3,990	498	(718)
Total provision for income taxes	$ 3,907	$ 865	$ 1,430

Reconciliation of Ireland Statutory Corporate Income Tax Rate to Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Ireland statutory corporate income tax rate	12.50%	12.50%	12.50%
Income (loss) of Irish non-trading entities	(9.90%)	(11.50%)	(30.80%)
Foreign rate differential	5.10%	(20.90%)	36.30%
Uncertain tax positions	14.80%	16.20%	133.40%
Change in deferred tax asset valuation allowance	17.20%	9.80%	53.00%
Permanent differences	3.50%	17.10%	35.70%
Tax credits	(3.90%)		(43.40%)
Intangible assets basis adjustment			7.70%
Tax law changes			1.50%
Deferred charge on intercompany transaction	3.50%
Other differences	(0.90%)
Effective income tax rate	41.90%	23.20%	205.90%

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Effective income tax rate	41.90%	23.20%	205.90%
Pre-tax income	$ 9,315,000	$ 3,734,000	$ 694,000
Statutory Irish rate	12.50%	12.50%	12.50%
Windfalls included in net operating loss carryforwards but not reflected in deferred tax assets	826,000
Net deferred tax assets	6,159,000	12,641,000
Valuation allowance	2,581,000	975,000
Valuation allowance, amount of increase	1,606,000	368,000
Liabilities for unrecognized tax benefits	7,276,000	12,348,000
Interest and penalties related to unrecognized tax benefits	1,470,000	1,446,000
Accrued income taxes (non-current)	14,559,000	17,825,000
Accrued interest and penalties	7,283,000	5,477,000
Unrecognized tax benefits that, if recognized, would affect the Company's provision for income taxes	10,519,000	13,861,000
Unrecognized tax benefits, expected decrease within the year ending December 31, 2013	11,290,000
Undistributed earnings of foreign subsidiaries	0
UNITED STATES | Federal
Income Taxes [Line Items]
Net operating loss carryforwards	9,079,000	22,489,000
Net operating loss carryforwards, expiration	From 2026 through 2031	From 2026 through 2031
UNITED STATES | State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards	3,971,000	10,657,000
Net operating loss carryforwards, expiration	From 2017 through 2031	From 2017 through 2031
IRELAND
Income Taxes [Line Items]
Net operating loss carryforwards	10,323,000	3,899,000
UNITED KINGDOM
Income Taxes [Line Items]
Net operating loss carryforwards	$ 2,310,000	$ 3,105,000

Components of Net Deferred Tax Assets and Related Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 6,394	$ 8,476
Deferred revenue	6,552	7,580
Accrued expenses	1,233	1,559
Reserves and allowances	3,101	1,909
Share-based compensation	925	866
Other		261
Total deferred tax assets	18,205	20,651
Deferred tax liabilities:
Acquired intangible assets	(2,426)	(3,298)
Depreciation and amortization	(6,745)	(3,737)
Other	(294)
Total deferred tax liabilities	(9,465)	(7,035)
Valuation allowance	(2,581)	(975)
Net deferred tax assets	$ 6,159	$ 12,641

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of period	$ 16,026	$ 18,132
Additions based on tax positions of current year	99	245
Reductions based on tax positions of prior years	(3,261)	(1,384)
Reductions based on lapse of statute of limitations	(89)	(967)
Unrecognized tax benefits at end of period	$ 12,775	$ 16,026

Redeemable Convertible Preferred Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended		1 Months Ended												12 Months Ended	1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended
	Oct. 11, 2012	Nov. 30, 2010 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2010 Ordinary Shares USD ($)	Jul. 31, 2010 Ordinary Shares	Jul. 31, 2008 Ordinary Shares USD ($)	Nov. 30, 2010 Retained Earnings USD ($)	Jul. 31, 2010 Retained Earnings USD ($)	Jul. 31, 2008 Retained Earnings USD ($)	Nov. 30, 2010 Deferred Shares USD ($)	Nov. 30, 2010 Deferred Shares EUR (€)	Jul. 31, 2010 Deferred Shares	Jul. 31, 2008 Deferred Shares	Jul. 31, 2010 Additional Paid-In Capital USD ($)	Jul. 30, 2010 Minimum USD ($)	Dec. 31, 2012 Minimum USD ($)	Nov. 30, 2010 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares EUR (€)	Nov. 30, 2010 Series C Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2010 Series A Redeemable Convertible Preferred Shares USD ($)	Jul. 31, 2008 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2011 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2010 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series A Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2011 Series A Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2008 Series A Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2010 Series A Redeemable Convertible Preferred Shares Adjusted USD ($)	Jul. 31, 2010 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares USD ($)	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares EUR (€)	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares EUR (€)	Jul. 31, 2010 Series B Redeemable Convertible Preferred Shares EUR (€)
Class of Stock [Line Items]
Redeemable convertible preferred shares, par value																								€ 0.01	€ 0.01	€ 0.01						€ 0.01375178	€ 0.01375178	€ 0.01375178						€ 0.01375178	€ 0.01375178	€ 0.01375178
Percentage of series holders' consent needed to make changes to rights and preferences of that series					75.00%
Preferred Shares, redemption term					The Preferred Shares were redeemable at the option of the holders of at least a majority of the then outstanding shares of Preferred Shares, voting together as a single class on a fully converted basis. The Preferred Shares were redeemable in three annual installments, beginning on the date following the fourth anniversary of the original issue date of the Series C preferred shares (that is, on November 23, 2014) and ending on the date two years from such first redemption date
Preferred Shares, redemption price per share																							$ 3.5								$ 4.49								$ 3.09
Preferred Shares, conversion price per share																				$ 5.25	$ 5.25	$ 5.25					$ 4.209375	$ 5.904116	$ 4.209375	$ 4.209375					$ 5.69	$ 4.635	$ 4.635	$ 4.635
Preferred Shares, conversion term					Each preferred share automatically converts into ordinary shares at the then effective conversion price immediately upon the closing of the Company's first underwritten public offering in which the aggregate proceeds raised exceed $50,000 and pursuant to which the initial price to the public is at least $13.91 per share (as adjusted for any share capital subdivision or consolidation)
Preferred stock conversion trigger, aggregate gross cash proceeds from underwritten public offering					$ 94,667													$ 50,000	$ 50,000
Shares issued, price per share																		$ 13.91	$ 13.91			$ 3.5														$ 3.09		$ 3.09
Shares issued upon conversion of redeemable convertible preferred shares to ordinary shares	26,653,383
Liquidation Preference																							$ 3.5								$ 4.49								$ 3.09
Gross proceeds from issuance of shares		15,000		25,001		32,140
Number of ordinary shares converted				3,062,833			10,193,347								100,000,000,000
Number of shares issued upon conversion of ordinary shares								100,000					2,230,330	2,230,330		705,658				15,290,021								3,340,839
Shares sold, value		53,515		15,000
Shares sold, value per share		$ 3.5		$ 4.49
Preferred shares issued upon conversion of ordinary shares, fair value		53,515		15,000		53,515	202		72	53,313		14,928	29	22
One-time charge to shareholders' deficit related to deemed dividend resulting from the modification			$ 6,542								$ 5,659						$ 883										$ 6,542

Preferred Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Class of Stock [Line Items]
Preferred Shares Authorized	34,634,734	34,634,734
Preferred Shares Issued	34,634,734	0
Preferred Shares Outstanding	34,634,734	0
Redemption Value	$ 127,520
Carrying Value	130,839
Ordinary Shares Issuable upon Conversion	26,653,383
Series A Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized	8,908,904
Preferred Shares Issued	8,908,904
Preferred Shares Outstanding	8,908,904
Redemption Value	40,001
Carrying Value	44,626
Ordinary Shares Issuable upon Conversion	9,502,830
Series B Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized	6,150,095
Preferred Shares Issued	6,150,095
Preferred Shares Outstanding	6,150,095
Redemption Value	19,004
Carrying Value	18,432
Ordinary Shares Issuable upon Conversion	4,100,063
Series C Redeemable Convertible Preferred Shares
Class of Stock [Line Items]
Preferred Shares Authorized	19,575,735
Preferred Shares Issued	19,575,735
Preferred Shares Outstanding	19,575,735
Redemption Value	68,515
Carrying Value	$ 67,781
Ordinary Shares Issuable upon Conversion	13,050,490

Deferred Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended
	Nov. 30, 2010 USD ($)	Jul. 31, 2008 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012	Nov. 30, 2010 Deferred Shares USD ($)	Nov. 30, 2010 Deferred Shares EUR (€)	Jul. 31, 2010 Deferred Shares	Jul. 31, 2008 Deferred Shares EUR (€)	Dec. 31, 2012 Deferred Shares	Nov. 30, 2010 Ordinary Shares USD ($)	Jul. 31, 2010 Ordinary Shares	Jul. 31, 2008 Ordinary Shares USD ($)	Nov. 30, 2010 Ordinary Shares Authorized and unissued
Class of Stock [Line Items]
Maximum share capital issued that can be redeemable and serve no other purpose				90.00%
Authorized and issued deferred shares					2,230,330	2,230,330	0	100,000,215,088	5,000,004
Deferred shares, par value						€ 0.01		€ 0.00000001
Number of shares issued upon conversion					2,230,330	2,230,330		705,658			100,000
Deferred shares, transferred back to the Company for no consideration								705,658
Number of shares converted		3,062,833					100,000,000,000			10,193,347			2,230,330
Authorized and unissued deferred shares, cancelled							215,088
Authorized and unissued ordinary shares, amount of increase											100,000
Deferred shares, value	$ 53,515	$ 15,000	$ 53,515		$ 29	€ 22				$ 202		$ 72
Deferred shares, issued									2,230,334
Deferred shares, outstanding									2,230,334

Ordinary Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended		12 Months Ended
	Oct. 11, 2012	Dec. 31, 2012 Vote	Oct. 11, 2012 Conversion of redeemable convertible preferred shares	Oct. 11, 2012 Initial public offering	Dec. 31, 2012 Stock Options	Dec. 31, 2010 Chief Executive Officer Stock Options	Dec. 31, 2006 Chief Executive Officer Stock Options
Class of Stock [Line Items]
Ordinary shares, number of votes per share		1
Shares issued			26,653,383	6,250,000
Shares sold by stockholders to others				2,734,375
Issuance of shares, value per share				$ 17
Net proceeds from initial public offering	$ 93,313			$ 93,313
Stock option for the purchase of ordinary shares, granted							466,666
Stock option, vesting period							4 years
Stock option, vesting description							25% on the first anniversary of the grant date and monthly thereafter over the following 36 months
Stock option exercised					184,335		466,666
Stock option vested						466,666

Share-Based Awards - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jul. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Nov. 30, 2010 Ordinary Shares	Dec. 31, 2012 Service Based Stock Options	Dec. 31, 2011 Service Based Stock Options	Dec. 31, 2012 Performance Based Stock Options	Dec. 31, 2011 Performance Based Stock Options	Jun. 30, 2011 Stock Options	Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options		Dec. 31, 2010 Stock Options	Jun. 30, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Jun. 30, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Jul. 31, 2010 2004 Share Option Plan	Jul. 31, 2010 2004 Share Option Plan Maximum	Sep. 30, 2012 2011 Stock Option and Incentive Plan	Dec. 31, 2012 2011 Stock Option and Incentive Plan	May 09, 2012 2011 Stock Option and Incentive Plan	Sep. 30, 2011 2011 Stock Option and Incentive Plan	Sep. 30, 2011 2011 Stock Option and Incentive Plan Maximum	Dec. 31, 2012 2012 Employee Stock Purchase Plan Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of ordinary shares permitted to be purchased under the plan for grants of options																					3,151,369
Options granted, maximum term																						7 years					7 years
Ordinary shares, reserved for issuance																							1,633,334		1,166,667	666,667
Ordinary shares, increase in number of shares reserved for issuance																							466,667
Requisite service period for service-based awards																	4 years	4 years	1 year	1 year				4 years
Shares authorized for ESPP																												400,000
Minimum days employed to be eligible to purchase shares																												30 days
Minimum customary hours were per week to be eligible to purchase shares																												20 hours
Ownership percentage that disqualifies employee from participating in the ESPP																												5.00%
Minimum number of offerings annually																												1
Term of offering																												6 months
Minimum notice for employee to participate in offering																												Each eligible employee may elect to participate in any offering by submitting an enrollment form at least 15 days before the relevant offering date.
Maximum percentage of employee's base compensation eligible																												15.00%
Purchase price as a percentage of market fair value																												85.00%
Maximum shares that can be purchase by each employee per offering period																												2,500
Maximum amount that can be purchased by each employee																												$ 25
Stock options granted							496,088	227,666	406,889	20,667	35,667	902,977	[1]	248,333	[2]	1,798,611
Stock options, exercise price											$ 3.08	$ 9.76	[1]	$ 7.26	[2]	$ 3.08
Number of ordinary shares converted	3,062,833					10,193,347
Ordinary shares converted, conversion basis					1.5
Shares sold, value per share	$ 4.49				$ 3.5
Increase in aggregate fair value of stock options granted											63					3,174
Grant-date fair value of awards granted							$ 4.52	$ 3.75	$ 4.5	$ 3.02		$ 4.59		$ 3.69
Stock option vested									261,573
Estimated fair value of ordinary shares, per share		$ 25.16	$ 9.36
Total intrinsic value of stock options exercised												2,726		0
Unrecognized compensation expense associated with stock options outstanding		4,520	3,951
Unrecognized compensation expense, weighted average recognition period												2 years 3 months 18 days		3 years 1 month 6 days
Income tax benefits related to share-based compensation expense		60	719	45
Excess tax benefits from the exercises of stock options		$ (266)	$ 0	$ 266

[1]	On May 9, 2012, the Company's board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.
[2]	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.

Assumptions Used to Determine Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.63%	0.97%
Expected term (in years)	4 years 1 month 6 days	4 years 8 months 12 days
Expected volatility	56.00%	56.00%
Expected dividend yield	0.00%	0.00%

Stock Option Activity (Detail) (Stock Options, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Stock Options
Number of Shares
Outstanding at beginning of period	2,389,444	2,553,611		2,389,444
Granted	35,667	902,977	[1]	248,333	[2]	1,798,611
Exercised		(184,335)
Forfeited and canceled		(326,082)		(84,166)
Outstanding at end of period		2,946,171		2,553,611		2,389,444
Vested and expected to vest at end of period		2,835,082
Exercisable at end of period		1,579,209
Weighted-Average Exercise Price per Share
Outstanding at beginning of period	$ 2.67	$ 3.11		$ 2.67
Granted	$ 3.08	$ 9.76	[1]	$ 7.26	[2]	$ 3.08
Exercised		$ 1.7
Forfeited and canceled		$ 8.35		$ 2.9
Outstanding at end of period		$ 4.66		$ 3.11		$ 2.67
Vested and expected to vest at end of period		$ 4.57
Exercisable at end of period		$ 3.17
Weighted-Average Remaining Contractual Term (in years)
Outstanding at end of period		4 years 2 months 12 days		5 years 3 months 18 days		6 years 1 month 6 days
Vested and expected to vest at end of period		4 years 9 months 18 days
Exercisable at end of period		4 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at end of period		$ 60,383		$ 15,951		$ 6,153
Vested and expected to vest at end of period		58,364
Exercisable at end of period		$ 34,725

[1]	On May 9, 2012, the Company's board of directors specified the performance criteria for the stock options granted during the year ended December 31, 2011 for the purchase of 54,000 ordinary shares at an exercise price of $7.97. The performance criteria are based on Company operating metrics for 2012. As a result, as of May 9, 2012, these stock options were deemed granted for accounting purposes.
[2]	During the year ended December 31, 2011, the Company granted stock options for the purchase of 54,000 ordinary shares at an exercise price $7.97 under which the performance-based vesting criteria had not been determined at December 31, 2011. As the options did not have a grant date as of that date, they are not included in the options granted amount.

Stock Option Activity (Parenthetical) (Detail) (Stock Options Excluded, USD $)	12 Months Ended
Dec. 31, 2011
Stock Options Excluded
Stock options granted	54,000
Stock options granted, exercise price	$ 7.97

Share-based Compensation Expense from All Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 2,422	$ 2,292	$ 149
Cost Of Revenues Subscription
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	136	24	4
Sales and Marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	921	734	100
Research And Development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	187	155	14
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,178	$ 1,379	$ 31

Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic net income (loss) per share attributable to ordinary shareholders:
Net income (loss)	$ 5,408	$ 2,869	$ (736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares			(6,542)
Net income attributable to participating securities		(2,294)
Net income (loss) attributable to ordinary shareholders	5,073	129	(7,696)
Weighted average ordinary shares outstanding-basic	8,822,169	1,497,150	10,051,274
Net income (loss) per share attributable to ordinary shareholders-basic	$ 0.58	$ 0.09	$ (0.77)
Diluted net income (loss) per share attributable to ordinary shareholders:
Net income (loss)	5,408	2,869	(736)
Accretion of redeemable convertible preferred shares to redemption value	(335)	(446)	(418)
Modification of redeemable convertible preferred shares			(6,542)
Net income attributable to participating securities		(2,248)
Net income (loss) attributable to ordinary shareholders-diluted	$ 5,073	$ 175	$ (7,696)
Weighted average ordinary shares outstanding-basic	8,822,169	1,497,150	10,051,274
Dilutive effect of ordinary share equivalents	1,262,411	580,442
Weighted average ordinary shares outstanding-diluted	10,084,580	2,077,592	10,051,274
Net income (loss) per share attributable to ordinary shareholders-diluted	$ 0.5	$ 0.08	$ (0.77)

Net Income (Loss) per Share - Additional Information (Detail) (Stock Options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Stock options excluded from the computation of diluted net loss per share	203,170	67,587	1,294,137

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Statutory Limit	Dec. 31, 2012 Minimum Statutory Limit	Aug. 20, 2012 Management Services	Dec. 31, 2012 Management Services	Dec. 31, 2011 Management Services	Dec. 31, 2010 Management Services	Dec. 12, 2012 Management Services Maximum	Dec. 31, 2011 Management Services Maximum
Commitment And Contingencies [Line Items]
Accrued rent balance for office leases	$ 476,000	$ 143,000
Accrued expenses	42,000	21,000
Other accrued long-term liabilities	434,000	122,000
Total rent expense	1,652,000	1,387,000	923,000
Future minimum payments under non-cancelable data center agreements	3,850,000
Future minimum payments under non-cancelable data center agreements, due in 2013	1,918,000
Future minimum payments under non-cancelable data center agreements, due in 2014	1,932,000
Purchase commitments	4,075,000
Purchase commitments payable on 2013	2,599,000
Purchase commitments payable on 2014	1,037,000
Purchase commitments payable on 2015	439,000
Liquidation damages per day of violation				100
Liquidation damages, minimum					1,000
Consideration payment per consulting agreement										15,000,000	15,000,000
Professional services expense						$ 7,800,000	$ 5,303,000	$ 2,217,000	$ 231,000

Future Minimum Lease Payments Under Non-cancelable Operating and Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases
2013	$ 1,417
2014	1,463
2015	1,451
2016	1,470
2017	1,031
Thereafter	2,515
Total	9,347
Capital Leases
2013	407
2014	252
2015
2016
2017
Thereafter
Total	659
Less amount representing interest	(45)
Present value of minimum lease payments	614
Total
2013	1,824
2014	1,715
2015	1,451
2016	1,470
2017	1,031
Thereafter	2,515
Total	$ 10,006

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 20, 2012 Management Services	Dec. 31, 2012 Management Services	Dec. 31, 2011 Management Services	Dec. 31, 2010 Management Services	Dec. 12, 2012 Management Services Maximum	Dec. 31, 2011 Management Services Maximum	Dec. 31, 2006 Chief Executive Officer
Related Party Transaction [Line Items]
Consideration payment per consulting agreement							$ 15,000	$ 15,000
Consideration payment per consulting agreement, for the twelve months ending March 31, 2012				3,000
Consideration payment per consulting agreement, for the twelve months ending March 31, 2013				5,000
Consideration payment per consulting agreement, for the twelve months ending March 31, 2014				7,000
Consulting expense			7,800	5,303	2,217	231
Accrued professional fees	2,933	6,765		0	2,448	231
Restricted ordinary shares issued upon exercise of stock options									466,666
Full recourse note receivable received									$ 106
Interest on note									6.00%

Geographic Area Data Summarizes Subscription Revenue and Long-lived Tangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Subscription revenue	$ 127,451	[1]	$ 92,317	[1]	$ 64,690	[1]
Property and equipment, net	41,132	[2]	26,848	[2]	19,055	[2]
UNITED STATES
Subscription revenue	111,386	[1]	78,776	[1]	50,934	[1]
Property and equipment, net	34,232	[2]	21,607	[2]	14,881	[2]
UNITED KINGDOM
Subscription revenue	8,944	[1]	8,146	[1]	8,749	[1]
Property and equipment, net	3,407	[2]	2,304	[2]	2,247	[2]
IRELAND
Subscription revenue	3,742	[1]	4,474	[1]	4,735	[1]
Property and equipment, net	3,493	[2]	2,937	[2]	1,927	[2]
All Other Countries
Subscription revenue	$ 3,379	[1]	$ 921	[1]	$ 272	[1]

[1]	Subscription revenue represents sales to external customers based on the location of the customer.
[2]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.

Activity in Allowance Accounts Related to Accounts Receivable and Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts Receivable Allowances
Balance at Beginning of Year	$ 1,237		$ 856		$ 271
Charged to Operations	1,509	[1]	990	[1]	814	[1]
Deductions	(1,859)	[2]	(609)	[2]	(229)	[2]
Balance at End of Year	887		1,237		856
Deferred Tax Asset Valuation Allowance
Balance at Beginning of Year	975		607		244
Charged to Operations	1,606		368		363
Balance at End of Year	$ 2,581		$ 975		$ 607

[1]	Amounts represent charges to general and administrative expense for increases to the allowance for doubtful accounts.
[2]	Amounts represent cash collections from customers for accounts previously reserved and write-offs of accounts receivable recorded against the allowance for doubtful accounts.

Subsequent Events (Detail) (Subsequent Event, Follow-On Offering, USD $)	1 Months Ended
Jan. 31, 2013
Subsequent Event | Follow-On Offering
Subsequent Event [Line Items]
Shares issued	7,700,000
Issuance of shares, value per share	$ 25
Shares sold by stockholders to others	1,155,000
Expenses of the offering, net of underwriting discount	$ 750